UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-23815

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Aksia Alternative Credit and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	Stephen Atkins, Treasurer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: March 31

DATE OF REPORTING PERIOD: April 1, 2025 through September 30, 2025

ITEM 1(a). REPORT TO SHAREHOLDERS.

Calamos Aksia

Alternative Credit and
Income Fund

SEMIANNUAL REPORT SEPTEMBER 30, 2025

Introducing an all-weather private credit approach

Calamos Advisors LLC, a leader in liquid alternatives, and Aksia LLC, a global leader in private credit, have joined forces to offer Calamos Aksia Alternative Credit and Income Fund — an institutional-style private credit solution that seeks to address the challenges of interest rates, inflation, market volatility, economic uncertainty and the search for income.

Pursuing a unique opportunity in private credit

Institutional Access: Taps into the growing private credit asset class, leveraging Aksia LLC's global relationships, leading sourcing partners and potential deal flow

Broad Private Credit Exposure: Seeks to invest in the full spectrum of global private credit, beyond just direct lending and traded credit

Interval Fund Convenience: Encompasses point-and-click daily subscriptions, no accredited investor requirement and quarterly distributions with reporting on Form 1099-DIV

Liquidity Management Capabilities: Actively manages liquidity with the aim of generating yield while prepositioning for 5% quarterly repurchase needs

Enhanced Income: Targets attractive yield and lower correlation; supported by diverse return drivers and collateral exposures

Favorable Time to Invest: Offers a clean portfolio to capitalize on market paradigm shifts, reduced liquidity for borrowers and persistent demand for capital

The opinions referenced are as of the date of the publication, are subject to change due to changes in the market or economic conditions, and may not necessarily come to pass. The information contained herein is for informational purposes only and should not be considered investment advice. See Fund Prospectus for detailed information.

TABLE OF CONTENTS

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	18
Consolidated Statements of Changes In Net Assets	19
Consolidated Statement of Cash Flows	20
Consolidated Financial Highlights	21
Notes to Consolidated Financial Statements	25
Risk Factors	42
Privacy Policy	44
Other Information	46

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
ASSET-BACKED SECURITIES (0.7%)
		Financial Services (0.7%)
3,531,072	EUR	BNP Paribas 10.000% (3-Month Term EURIBOR+800 basis points), 9/26/2031[1,2,3]	$4,145,424
$500,000		Post CLO 2024-1 Ltd. 0.000% 4/20/2037[4,5,6,7]	380,000
1,000,000		Post CLO VI Ltd. 0.000% 1/20/2038[4,5,6,7]	810,000
210,895		Sandstone Peak II Ltd. 0.000% 7/20/2038[4,5,6,7]	200,329
500,000		Sandstone Peak III Ltd. 0.000% 4/25/2037[4,5,6,7]	407,050
			5,942,803
		TOTAL ASSET-BACKED SECURITIES (Cost $6,005,491)	5,942,803
NUMBER OF SHARES
COMMON STOCKS (0.0%)
		Health Care Equipment & Supplies (0.0%)
67,218		Norvax LLC[3]	—
80,864		VB Spine, LLC Stapled Security[3]	—
			—
		TOTAL COMMON STOCKS (Cost $0)	0
PRINCIPAL AMOUNT
CORPORATE LOANS (95.2%)
		Aerospace & Defense (0.9%)
$1,935,000		Electro-Methods, L.P. First Lien Revolver, 0.500%, 2/20/2032[3,8,9]	(34,539)
8,065,000		First Lien Term Loan, 8.965% (3-Month Term SOFR+475 basis points), 2/20/2032[1,3,8]	7,921,044
			7,886,505
		Automobile Components (0.9%)
1,743,655		American Axle & Manufacturing, Inc. First Lien Term Loan, 7.175% (1-Month Term SOFR+300 basis points), 12/13/2029[1,5]	1,744,091
1,000,000		First Lien Term Loan, 7.407% (1-Month Term SOFR+325 basis points), 9/20/2032[1,5]	996,250
10,000,000		First Brands Group Intermediate LLC Letter of Credit, 0.000%, 3/30/2027[1,3,6,8,10]	4,908,500
			7,648,841
		Banks (0.1%)
995,000		Dragon Buyer, Inc. First Lien Term Loan, 7.071% (3-Month Term SOFR+275 basis points), 9/30/2031[1,5]	996,871
PRINCIPAL AMOUNT			VALUE
		Building Products (0.0%)
$396,000		MIWD Holding Company LLC First Lien Term Loan, 7.163% (1-Month Term SOFR+350 basis points), 3/28/2031[1,5]	$397,952
		Capital Markets (0.4%)
735,294		ECP GOM III, LLC First Lien Delay Draw, 4.000%, 4/13/2029[3,9]	(1,253)
3,625,000		First Lien Term Loan, 10.235% (3-Month Term SOFR+625 basis points), 4/13/2029[1,3]	3,618,821
			3,617,568
		Chemicals (0.5%)
1,734,896		Chemours Co. First Lien Term Loan, 8.110% (1-Month Term SOFR+350 basis points), 8/18/2028[1,5]	1,736,527
1,738,740		INEOS U.S. Finance LLC First Lien Term Loan, 7.413% (1-Month Term SOFR+325 basis points), 2/19/2030[1,5]	1,580,080
1,000,000		WR Grace Holdings LLC First Lien Term Loan, 7.002% (1-Month Term SOFR+300 basis points), 8/9/2032[1,5]	1,004,170
			4,320,777
		Commercial Services & Supplies (9.6%)
380,879		Allied Power Group, LLC First Lien Revolver, 0.500%, 5/16/2030[3,9]	(3,809)
2,285,274		First Lien Delay Draw, 1.000%, 5/16/2030[3,9]	(5,713)
7,213,847		First Lien Term Loan, 9.328% (3-Month Term SOFR+500 basis points), 5/16/2030[1,3]	7,141,709
1,229,864	GBP	Arcmont Asset Management– Commercial Services & Supplies First Lien Delay Draw, 9.602% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	1,608,436
4,097,423	GBP	First Lien Term Loan, 9.602% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	5,358,674
591,213	GBP	First Lien Delay Draw, 9.771% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	773,197
230,572		Associations, Inc. First Lien Revolver, 0.500%, 7/2/2028[3,9]	—
3,685,028		First Lien Term Loan, 11.083% (3-Month Term SOFR+676 basis points), 7/2/2028[1,3]	3,721,879
287,217		First Lien Delay Draw, 11.083% (3-Month Term SOFR+676 basis points), 7/2/2028[1,3,11]	111,783
884,208		First Lien Term Loan, 14.250%, PIK Rate 14.250%, 5/3/2030[3,12]	901,892

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
$5,000,000		AWP Group Holdings First Lien Term Loan, 8.816% (1-Month Term SOFR+450 basis points), 8/5/2028[1,3,8]	$5,000,000
203,235		DMT Solutions Global Corporation First Lien Term Loan, 12.098% (3-Month Term SOFR+800 basis points), 8/30/2027[1,3]	202,036
440,294		First Lien Term Loan, 12.263% (1-Month Term SOFR+800 basis points), 8/30/2027[1,3]	437,696
235,294		First Lien Term Loan, 12.410% (3-Month Term SOFR+800 basis points), 8/30/2027[1,3]	233,906
2,721,774		Kidde-Fenwal, LLC First Lien Delay Draw, 0.000%, 7/17/2030[3,8,9]	(6,575)
12,247,531		First Lien Term Loan, 10.002% (3-Month Term SOFR+600 basis points), 7/17/2030[1,3,8]	12,096,448
732,786		Lynx Franchising, LLC First Lien Term Loan, 10.666% (6-Month Term SOFR+625 basis points), 12/23/2026[1,3,8]	732,786
1,861,225	EUR	Nordic Climate Group First Lien Term Loan, 7.284% (3-Month Term EURIBOR+550 basis points), 5/29/2031[1,2,3]	2,185,578
7,534,999	SEK	First Lien Delay Draw, 7.854% (3-Month Term EURIBOR+565 basis points), 5/29/2031[1,2,3]	800,563
2,762,818	SEK	First Lien Delay Draw, 7.882% (3-Month Term EURIBOR+565 basis points), 5/29/2031[1,2,3]	293,538
14,229,711	SEK	First Lien Term Loan, 8.004% (3-Month Term STIBOR+565 basis points), 5/29/2031[1,2,3]	1,514,030
4,975,000		Purple Cow Buyer LLC First Lien Term Loan, 9.321% (3-Month Term SOFR+500 basis points), 11/5/2030[1,3]	4,938,048
2,181,818		Redwood Services, LP First Lien Delay Draw, 0.500%, 6/16/2032[3,9]	(5,393)
909,091		First Lien Revolver, 0.500%, 6/16/2032[3,9]	(6,609)
6,909,091		First Lien Term Loan, 8.752% (3-Month Term SOFR+475 basis points), 6/16/2032[1,3]	6,857,467
3,270,874		Security Services Acquisition Corp. First Lien Term Loan, 10.013% (1-Month Term SOFR+585 basis points), 9/30/2027[1,3]	3,231,487
35,935		SEI Holdings I Corporation First Lien Delay Draw, 9.150% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	35,554
PRINCIPAL AMOUNT		VALUE
$931,385	First Lien Delay Draw, 9.163% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	$921,518
10,713	First Lien Delay Draw, 9.223% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	10,600
6,965,000	Spectrum Safety Solutions Purchaser, LLC First Lien Term Loan, 8.502% (3-Month Term SOFR+450 basis points), 7/1/2031[1,3]	6,899,787
6,438,606	VRC Companies LLC First Lien Term Loan, 9.558% (3-Month Term SOFR+525 basis points), 6/29/2027[1,3]	6,435,627
495,903	First Lien Delay Draw, 9.704% (3-Month Term SOFR+550 basis points), 6/29/2027[1,3,8]	495,903
5,968,165	First Lien Term Loan, 9.704% (3-Month Term SOFR+550 basis points), 6/29/2027[1,3,8]	5,968,165
2,884,500	World Water Works, Inc. First Lien Term Loan, 12.671% (3-Month Term SOFR+850 basis points), 7/3/2029[1,3]	2,919,408
		81,799,616
	Construction Materials (0.0%)
246,144	ACProducts Holdings, Inc. First Lien Term Loan, 8.513% (3-Month Term SOFR+425 basis points), 5/17/2028[1,5]	206,845
	Construction & Engineering (2.4%)
342,466	BNP Associates Buyer, Inc. First Lien Revolver, 9.663% (1-Month Term SOFR+575 basis points), 8/19/2030[1,3,11]	33,962
5,941,718	Novel Mezzanine Borrower LLC Mezzanine Delay Draw, 13.750% (1-Month Term SOFR+1,375 basis points), 7/11/2030[1,3,11]	6,081,177
514,286	NRO Holdings III Corp. First Lien Revolver, 9.400% (1-Month Term SOFR+525 basis points), 7/15/2030[1,3,11]	203,358
42,857	First Lien Revolver, 9.416% (1-Month Term SOFR+525 basis points), 7/15/2030[1,3]	41,946
42,857	First Lien Revolver, 9.425% (1-Month Term SOFR+525 basis points), 7/15/2030[1,3]	41,947
4,073,143	First Lien Term Loan, 9.568% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3]	3,986,598
1,285,427	First Lien Delay Draw, 9.570% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3,11]	98,966

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$160,000	OSR Intermediate LLC First Lien Delay Draw, 9.740% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3,11]	$158,189
80,000	First Lien Revolver, 9.808% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	79,886
2,633,333	First Lien Term Loan, 9.916% (1-Month Term SOFR+575 basis points), 3/15/2029[1,3]	2,629,591
26,667	First Lien Revolver, 9.921% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	26,629
106,667	First Lien Revolver, 9.946% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	106,515
133,333	First Lien Revolver, 9.948% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	133,144
160,000	First Lien Revolver, 10.005% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	159,773
186,667	First Lien Revolver, 10.036% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	186,401
373,333	First Lien Delay Draw, 10.046% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	372,803
106,667	First Lien Revolver, 10.069% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	106,515
222,222	Southland Holdings LLC First Lien Delay Draw, 3.750%, 9/29/2028[3,8,9]	(604)
1,440,313	First Lien Term Loan, 11.534% (1-Month Term SOFR+740 basis points), 9/29/2028[1,3,8]	1,436,398
462,883	USIC Holdings, Inc. First Lien Revolver, 9.413% (1-Month Term SOFR+525 basis points), 9/5/2031[1,3,11]	113,422
61,309	First Lien Revolver, 9.421% (3-Month Term SOFR+525 basis points), 9/5/2031[1,3]	61,309
12,262	First Lien Revolver, 9.476% (3-Month Term SOFR+525 basis points), 9/5/2031[1,3]	12,262
74,969	First Lien Delay Draw, 9.663% (3-Month Term SOFR+550 basis points), 9/5/2031[1,3]	75,719
4,193,923	First Lien Term Loan, 9.663% (1-Month Term SOFR+550 basis points), 9/5/2031[1,3]	4,235,862
173,230	First Lien Delay Draw, 9.699% (1-Month Term SOFR+550 basis points), 9/5/2031[1,3,11]	41,254
		20,423,022
PRINCIPAL AMOUNT			VALUE
		Consumer Finance (2.4%)
$20,000,000		AR3 Holdco LLC First Lien Delay Draw, 10.505% (3-Month Term SOFR+625 basis points), 3/16/2027[1,3,8]	$20,200,000
		Consumer Staples Distribution & Retail (2.5%)
20,000,000		Blazing Star Parent, LLC First Lien Term Loan, 11.205% (3-Month Term SOFR+700 basis points), 8/28/2030[1,3]	19,800,000
500,000		PetSmart LLC First Lien Term Loan, 8.136% (1-Month Term SOFR+400 basis points), 8/18/2032[1,5]	495,000
763,932		United Natural Foods, Inc. First Lien Term Loan, 8.751% (1-Month Term SOFR+475 basis points), 5/1/2031[1,5]	769,345
			21,064,345
		Containers & Packaging (1.3%)
674,797	EUR	Knpak Intermediate III Limited First Lien Delay Draw, 1.000%, 3/26/2031[2,3,9]	52,443
368,500		First Lien Delay Draw, 1.000%, 3/26/2031[3,9]	(5,618)
125,895	EUR	First Lien Revolver, 7.408% (1-Month Term EURIBOR+550 basis points), 3/26/2031[1,2,3,11]	17,651
1,730,553	EUR	First Lien Term Loan, 7.413% (3-Month Term EURIBOR+550 basis points), 3/26/2031[1,2,3]	1,983,931
945,037		First Lien Term Loan, 9.502% (3-Month Term SOFR+550 basis points), 3/26/2031[1,3]	923,542
22,000		First Lien Revolver, 9.657% (1-Month Term SOFR+550 basis points), 3/26/2031[1,3]	21,499
11,000		First Lien Revolver, 9.658% (1-Month Term SOFR+550 basis points), 3/26/2031[1,3]	10,750
242,000		First Lien Revolver, 9.663% (1-Month Term SOFR+550 basis points), 3/26/2031[1,3,11]	131,996
732,997		Tank Holding Corp. First Lien Term Loan, 10.013% (1-Month Term SOFR+585 basis points), 3/31/2028[1,3,8]	711,420
5,940,000		Transcendia Holdings, Inc. First Lien Term Loan, 10.663% (1-Month Term SOFR+650 basis points), 11/23/2029[1,3]	5,874,635
1,489,969		Veritiv Operating Co. First Lien Term Loan, 8.002% (3-Month Term SOFR+400 basis points), 11/29/2030[1,5]	1,477,036
			11,199,285

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
		Distributors (0.2%)
$1,000,000		Clarios Global LP First Lien Term Loan, 6.913% (1-Month Term SOFR+275 basis points), 1/28/2032[1,5]	$1,001,875
989,411		Windsor Holdings III LLC First Lien Term Loan, 6.916% (1-Month Term SOFR+275 basis points), 8/1/2030[1,5]	991,474
			1,993,349
		Diversified Consumer Services (0.8%)
1,469,466		Cambium Learning Group, Inc. First Lien Term Loan, 9.932% (3-Month Term SOFR+560 basis points), 7/20/2028[1,3]	1,469,466
402,000	EUR	PN VIII Holdco SARL First Lien Term Loan, 7.225% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3]	465,143
652,992	EUR	First Lien Delay Draw, 7.264% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3,11]	482,508
117,008	EUR	First Lien Delay Draw, 7.303% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3]	135,309
2,828,000	EUR	First Lien Term Loan, 7.424% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3]	3,272,201
992,481		TripAdvisor, Inc. First Lien Term Loan, 6.752% (3-Month Term SOFR+275 basis points), 7/8/2031[1,5]	975,113
			6,799,740
		Diversified Telecommunication Services (1.0%)
600,000	EUR	Altissimum First Lien Delay Draw, 1.250%, 10/31/2030[2,3,9]	52,797
3,400,000	EUR	First Lien Term Loan, 7.500% (3-Month Term EURIBOR+550 basis points), 10/31/2030[1,2,3]	3,943,875
743,067		Cincinnati Bell, Inc. First Lien Term Loan, 6.393% (1-Month Term SOFR+225 basis points), 11/24/2028[1,5]	744,977
992,513		Frontier Communications Holdings LLC First Lien Term Loan, 6.650% (3-Month Term SOFR+250 basis points), 7/1/2031[1,5]	994,785
1,630,345		Honeycomb Private Holdings II, LLC First Lien Term Loan, 9.650% (1-Month Term SOFR+550 basis points), 12/27/2029[1,3]	1,637,339
342,793		First Lien Delay Draw, 9.650% (1-Month Term SOFR+550 basis points), 12/27/2029[1,3]	344,264
PRINCIPAL AMOUNT		VALUE
$1,000,000	Windstream Services LLC First Lien Term Loan, 9.014% (1-Month Term SOFR+475 basis points), 10/6/2031[1,5]	$1,001,250
		8,719,287
	Electronic Equipment, Instruments & Components (0.8%)
6,963,725	Opus Inspection, Inc. First Lien Term Loan, 12.502%, (1-Month Term SOFR+850 basis points), PIK Rate 3.000%, 11/26/2029[1,3,12]	7,024,862
	Energy Equipment & Services (0.0%)
246,262	New Fortress Energy, Inc. First Lien Term Loan, 9.570% (3-Month Term SOFR+550 basis points), 10/30/2028[1,5]	121,788
	Financial Services (1.5%)
1,000,000	Clear SPV V US L.P. First Lien Delay Draw, 15.134% (1-Month Term SOFR+1,100 basis points), 4/5/2027[1,3]	993,998
2,222,000	Coller Credit Backed Loans & Notes, Ltd First Lien Delay Draw, 9.908% (3-Month Term SOFR+560 basis points), 10/31/2036[1,3,11]	608,095
2,142,857	Cor Leonis Limited First Lien Revolver, 11.251% (3-Month Term SOFR+725 basis points), 5/15/2028[1,3,11]	1,942,141
555,556	Cornerstone Advisors of Arizona, LLC First Lien Revolver, 0.500%, 5/13/2032[3,9]	(914)
4,444,444	First Lien Term Loan, 8.921% (3-Month Term SOFR+475 basis points), 5/13/2032[1,3]	4,436,772
936,276	Galway Borrower, LLC First Lien Term Loan, 8.502% (3-Month Term SOFR+450 basis points), 9/29/2028[1,3]	936,740
141,550	More Cowbell II LLC First Lien Revolver, 8.090% (6-Month Term SOFR+500 basis points), 9/3/2029[1,3,11]	7,272
74,632	First Lien Delay Draw, 1.000%, 9/2/2030[3,9]	560
1,018,824	First Lien Term Loan, 8.805% (12-Month Term SOFR+500 basis points), 9/2/2030[1,3]	1,018,824
1,000,000	Osaic Holdings, Inc. First Lien Term Loan, 7.166% (1-Month Term SOFR+300 basis points), 8/2/2032[1,5]	1,000,570
1,500,000	Stonepeak Nile Parent LLC First Lien Term Loan, 7.079% (3-Month Term SOFR+275 basis points), 4/12/2032[1,5]	1,501,312
		12,445,370

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
		Food Products (1.7%)
$1,000,000		Boots Group Finco LP First Lien Term Loan, 7.705% (1-Month Term SOFR+350 basis points), 8/30/2032[1,5]	$1,003,955
1,505,907		Clydesdale Acquisition Holdings, Inc. First Lien Term Loan, 7.338% (1-Month Term SOFR+375 basis points), 4/13/2029[1,5]	1,505,576
5,444,572		Ozark Holdings LLC First Lien Term Loan, 9.881% (3-Month Term SOFR+575 basis points), 8/5/2030[1,3]	5,384,219
6,927,387		Rushmore Investment III LLC First Lien Term Loan, 9.319% (3-Month Term SOFR+500 basis points), 10/18/2030[1,3]	6,895,725
			14,789,475
		Gas Utilities (2.3%)
10,000,000		Alliance Energy Services, LLC First Lien Term Loan, 12.058% (3-Month Term SOFR+775 basis points), 8/11/2028[1,3]	9,850,444
8,500,000	EUR	EnergyCo II, S.A. First Lien Term Loan, 7.287% (6-Month Term EURIBOR+525 basis points), 5/20/2032[1,2,3]	9,879,079
			19,729,523
		Ground Transportation (0.1%)
32,123		ITI Intermodal Services, LLC First Lien Delay Draw, 10.102% (3-Month Term SOFR+610 basis points), 12/21/2027[1,3,8]	31,662
458,729		First Lien Term Loan, 10.351% (3-Month Term SOFR+635 basis points), 12/21/2027[1,3,8]	454,391
242,273		First Lien Delay Draw, 10.352% (3-Month Term SOFR+635 basis points), 12/21/2027[1,3,8]	239,981
			726,034
		Health Care Equipment & Supplies (3.6%)
1,500,000		1261229 BC Ltd. First Lien Term Loan, 10.500% (1-Month Term SOFR+625 basis points), 10/8/2030[1,5]	1,481,715
1,995,000		Bausch + Lomb Corp. First Lien Term Loan, 8.413% (1-Month Term SOFR+425 basis points), 1/15/2031[1,5]	1,998,740
1,816,569		Embecta Corp. First Lien Term Loan, 7.163% (1-Month Term SOFR+300 basis points), 4/2/2029[1,5]	1,818,395
622,626		Medical Device, Inc. First Lien Term Loan, 9.352% (3-Month Term SOFR+535 basis points), 7/11/2029[1,3]	616,370
PRINCIPAL AMOUNT		VALUE
$80,724	First Lien Revolver, 11.252% (3-Month Term SOFR+725 basis points), 7/11/2029[1,3,11]	$39,593
20,286	First Lien Revolver, 11.461% (3-Month Term SOFR+746 basis points), 7/11/2029[1,3]	20,082
7,715,655	Norvax LLC First Lien Term Loan, 11.473%, (1-Month Term SOFR+725 basis points), PIK Rate 11.473%, 11/5/2029[1,3,12]	7,468,510
1,152,333	First Lien Delay Draw, 0.000%, 8/6/2030[3,9]	(16,855)
621,412	First Lien Term Loan, 11.413% (1-Month Term SOFR+725 basis points), 8/6/2030[1,3,12]	621,412
937,500	Par Excellence Holdings, Inc. First Lien Revolver, 0.500%, 9/3/2030[3,9]	(14,064)
4,987,500	First Lien Term Loan, 9.123% (3-Month Term SOFR+500 basis points), 9/3/2030[1,3]	4,912,679
4,042,188	First Lien Term Loan, 9.171% (3-Month Term SOFR+500 basis points), 9/3/2030[1,3]	3,981,547
714,731	Peloton Interactive, Inc. First Lien Term Loan, 9.699% (1-Month Term SOFR+600 basis points), 5/30/2029[1,5]	725,988
1,606,720	TecoStar Holdings, Inc. First Lien Term Loan, 12.329% (3-Month Term SOFR+800 basis points), 7/6/2029[1,3]	1,615,941
5,000,000	VB Spine, LLC First Lien Term Loan, 12.671% (3-Month Term SOFR+850 basis points), 4/1/2030[1,3]	4,918,127
		30,188,180
	Health Care Providers & Services (3.9%)
1,206,897	CRH Healthcare Purchaser, Inc. First Lien Revolver, 0.500%, 9/17/2031[3,9]	(12,069)
3,017,241	First Lien Delay Draw, 1.000%, 9/17/2031[3,9]	(15,086)
13,275,862	First Lien Term Loan, 9.273% (3-Month Term SOFR+525 basis points), 9/17/2031[1,3]	13,143,104
1,184,173	JDC Healthcare Management, LLC First Lien Term Loan, 15.635%, (1-Month Term SOFR+1,150 basis points), PIK Rate 7.840%, 9/29/2028[1,3,8,12]	1,148,936
843,858	RCP Nats Purchaser, LLC First Lien Revolver, 0.500%, 3/19/2032[3,9]	(13,813)
1,205,511	First Lien Delay Draw, 1.500%, 3/19/2032[3,9]	(13,413)
6,027,554	First Lien Term Loan, 9.003% (3-Month Term SOFR+500 basis points), 3/19/2032[1,3]	5,930,353

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$2,337,019	Space Intermediate III, Inc. Unitranche Term Loan, 10.538%, (3-Month Term SOFR+325 basis points), PIK Rate 3.000%, 11/8/2029[1,3,12]	$2,344,280
1,241,843	Star Parent, Inc. First Lien Term Loan, 7.252% (3-Month Term SOFR+400 basis points), 9/30/2030[1,5]	1,243,396
2,487,562	Surgical Center Solutions, LLC First Lien Delay Draw, 1.000%, 3/25/2031[3,8,9]	6,555
1,243,781	First Lien Revolver, 9.002% (3-Month Term SOFR+500 basis points), 3/25/2031[1,3,8,11]	70,406
8,247,985	First Lien Term Loan, 9.002% (3-Month Term SOFR+500 basis points), 3/25/2031[1,3,8]	8,218,170
1,000,000	Team Health Holdings, Inc. First Lien Term Loan, 8.796% (1-Month Term SOFR+450 basis points), 6/30/2028[1,5]	999,375
		33,050,194
	Health Care Technology (3.8%)
1,344,335	Badge 21 Midco Holdings LLC First Lien Revolver, 0.500%, 6/30/2032[3,9]	(10,617)
2,125,000	First Lien Delay Draw, 1.000%, 6/30/2032[3,9]	(5,625)
11,530,665	First Lien Term Loan, 9.001% (3-Month Term SOFR+500 basis points), 6/30/2032[1,3]	11,438,965
1,327,434	EPFS Buyer, Inc. First Lien Revolver, 0.500%, 7/31/2031[3,9]	(13,274)
1,991,150	First Lien Delay Draw, 1.000%, 7/31/2031[3,9]	(9,956)
11,681,416	First Lien Term Loan, 8.752% (3-Month Term SOFR+475 basis points), 7/31/2031[1,3]	11,564,602
5,137,071	Honor Technology, Inc. First Lien Term Loan, 9.800%, (3-Month Term SOFR+550 basis points), PIK Rate 2.500%, 5/30/2029[1,3,12]	5,167,101
1,965,000	PracticeTek Purchaser, LLC First Lien Term Loan, 10.058% (3-Month Term SOFR+575 basis points), 8/30/2029[1,3]	1,984,650
2,468,750	Ruby Buyer, LLC First Lien Term Loan, 10.489% (3-Month Term SOFR+650 basis points), 12/21/2029[1,3]	2,472,958
		32,588,804
	Hotel & Resort Reits (0.5%)
571,121	Scottsdale Plaza Resort & Villas First Lien Delay Draw, 13.098% (1-Month Term SOFR+896 basis points), 4/9/2027[1,3,8,11]	166,118
PRINCIPAL AMOUNT		VALUE
$4,428,879	First Lien Delay Draw, 13.157% (1-Month Term SOFR+897 basis points), 4/9/2027[1,3,8]	$4,389,173
		4,555,291
	Hotels, Restaurants & Leisure (0.3%)
204,774	Caesars Entertainment, Inc. First Lien Term Loan, 6.413% (3-Month Term SOFR+225 basis points), 2/6/2030[1,5]	204,719
986,612	Fertitta Entertainment, Inc. First Lien Term Loan, 7.530% (1-Month Term SOFR+375 basis points), 1/29/2029[1,5]	986,306
1,000,000	Voyager Parent LLC First Lien Term Loan, 8.752% (1-Month Term SOFR+475 basis points), 7/1/2032[1,5]	1,003,255
		2,194,280
	Household Durables (1.2%)
1,999,000	Chariot Buyer LLC First Lien Term Loan, 7.223% (1-Month Term SOFR+300 basis points), 9/8/2032[1,5]	2,003,378
666,667	IB Appliances US Holdings, LLC First Lien Revolver, 11.150% (1-Month Term SOFR+700 basis points), 1/7/2030[1,3]	651,481
5,266,666	First Lien Term Loan, 11.176% (1-Month Term SOFR+700 basis points), 1/7/2030[1,3]	5,145,902
2,000,000	Weber-Stephen Products LLC First Lien Term Loan, 7.884% (1-Month Term SOFR+375 basis points), 9/17/2032[1,5]	1,977,500
		9,778,261
	Household Products (0.9%)
7,500,000	Vivos Holdings, LLC First Lien Term Loan, 10.002% (3-Month Term SOFR+600 basis points), 8/13/2030[1,3]	7,425,000
	Insurance (4.8%)
4,875,587	Accuserve Solutions, Inc. Unitranche Term Loan, 9.477% (3-Month Term SOFR+525 basis points), 3/15/2030[1,3]	4,823,369
1,487,513	Acrisure LLC First Lien Term Loan, 7.280% (1-Month Term SOFR+300 basis points), 11/6/2030[1,5]	1,486,821
997,500	First Lien Term Loan, 7.413% (1-Month Term SOFR+325 basis points), 6/21/2032[1,5]	998,333
991,259	Alliant Holdings Intermediate LLC First Lien Term Loan, 6.663% (1-Month Term SOFR+250 basis points), 9/19/2031[1,5]	989,599

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
$1,492,503		Amynta Agency Borrower, Inc. First Lien Term Loan, 6.913% (1-Month Term SOFR+275 basis points), 12/29/2031[1,5]	$1,488,906
2,000,000		Baldwin Insurance Group Holdings LLC First Lien Term Loan, 6.736% (1-Month Term SOFR+250 basis points), 5/27/2031[1,5]	2,002,500
6,000,000		Bishop Street Underwriters LLC First Lien Delay Draw, 9.629% (3-Month Term SOFR+550 basis points), 7/31/2031[1,3,11]	3,621,451
9,000,000		First Lien Term Loan, 9.663% (3-Month Term SOFR+550 basis points), 7/31/2031[1,3]	8,955,000
1,486,033		Broadstreet Partners Group LLC First Lien Term Loan, 6.913% (1-Month Term SOFR+275 basis points), 6/16/2031[1,5]	1,489,094
1,500,000		CFC USA 2025 LLC First Lien Term Loan, 7.735% (1-Month Term SOFR+375 basis points), 7/1/2032[1,5]	1,436,250
844,056		HUB International Ltd. First Lien Term Loan, 6.826% (3-Month Term SOFR+250 basis points), 6/20/2030[1,5]	846,242
7,960,000		Shelf Bidco Ltd. First Lien Term Loan, 9.505% (3-Month Term SOFR+500 basis points), 8/21/2031[1,3,8]	7,967,216
5,102,183		Tennessee Bidco Limited First Lien Term Loan, 9.397%, (6-Month Term SOFR+525 basis points), PIK Rate 1.750%, 6/10/2031[1,3,12]	5,055,358
			41,160,139
		Interactive Media & Services (0.1%)
374,052		Revelstoke Bidco Limited First Lien Delay Draw, 2.188%, 11/29/2030[3,8,9]	5,557
625,948		First Lien Term Loan, 10.251% (3-Month Term SOFR+625 basis points), 11/29/2030[1,3,8]	625,858
			631,415
		IT Services (4.0%)
667,863	GBP	Blue Bidco Limited First Lien Revolver, 9.263% (3-Month Term SONIA+500 basis points), 11/21/2031[1,3,11]	537,327
903,694	EUR	First Lien Term Loan, 7.000% (3-Month Term EURIBOR+500 basis points), 5/21/2032[1,2,3,8]	1,053,239
1,634,947	GBP	First Lien Term Loan, 9.102% (3-Month Term SONIA+500 basis points), 5/21/2032[1,2,3,8]	2,092,035
1,000,000		Camelot U.S. Acquisition LLC First Lien Term Loan, 6.913% (1-Month Term SOFR+275 basis points), 1/31/2031[1,5]	995,000
PRINCIPAL AMOUNT			VALUE
$2,345,968		Crimson Phoenix Solutions, LLC First Lien Delay Draw, 10.329% (3-Month Term SOFR+626 basis points), 12/6/2029[1,3]	$2,325,163
7,604,032		First Lien Term Loan, 10.329% (3-Month Term SOFR+626 basis points), 12/6/2029[1,3]	7,540,790
1,012,739		Guava Buyer LLC First Lien Revolver, 9.502% (3-Month Term SOFR+550 basis points), 8/12/2030[1,3,11]	170,827
420,382		First Lien Revolver, 9.711% (3-Month Term SOFR+550 basis points), 8/12/2030[1,3]	411,974
12,133,758		First Lien Term Loan, 9.502% (3-Month Term SOFR+550 basis points), 8/12/2032[1,3]	11,891,083
1,433,121		First Lien Delay Draw, 9.502% (3-Month Term SOFR+550 basis points), 8/12/2032[1,3,11]	609,936
1,000,000		Level 3 Financing, Inc. First Lien Term Loan, 8.530% (1-Month Term SOFR+425 basis points), 3/29/2032[1,5]	1,002,085
989,883		Lumen Technologies, Inc. First Lien Term Loan, 6.628% (1-Month Term SOFR+235 basis points), 4/16/2029[1]	985,072
135,364		Salute Mission Critical LLC First Lien Revolver, 0.500%, 11/30/2029[3,9]	(1,470)
845,277		First Lien Term Loan, 9.066% (1-Month Term SOFR+500 basis points), 11/30/2029[1,3]	836,096
714,286	EUR	Titan Group NL B.V. First Lien Delay Draw, 7.750% (3-Month Term EURIBOR+575 basis points), 11/24/2031[1,2,3,11]	172,947
1,785,714	EUR	First Lien Term Loan, 7.750% (3-Month Term EURIBOR+575 basis points), 11/24/2031[1,2,3]	2,023,844
1,012,866	EUR	Xebia Group Holding B.V. First Lien Term Loan, 10.500% (3-Month Term EURIBOR+850 basis points), 7/30/2027[1,2,3]	1,169,725
			33,815,673
		Life Sciences Tools & Services (0.1%)
982,279		Life Science Intermediate Holdings, LLC First Lien Delay Draw, 10.013% (1-Month Term SOFR+585 basis points), 6/10/2027[1,3]	964,586
		Media (3.1%)
13,237,500		Amplify Buyer, Inc. First Lien Term Loan, 8.752% (3-Month Term SOFR+475 basis points), 9/17/2032[1,3]	13,171,312
714,286		Best Version Media Acquisition, LLC First Lien Revolver, 0.500%, 12/31/2030[3,9]	(4,857)

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$10,840,178	First Lien Term Loan, 9.251% (3-Month Term SOFR+525 basis points), 12/31/2030[1,3]	$10,765,194
750,000	Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 8.163% (1-Month Term SOFR+400 basis points), 8/23/2028[1,5]	752,250
157,729	DIRECT TV Inc. First Lien Term Loan, 9.570% (3-Month Term SOFR+500 basis points), 8/2/2027[1,5]	158,036
950,550	Directv Financing LLC First Lien Term Loan, 9.820% (3-Month Term SOFR+525 basis points), 8/2/2029[1,5]	953,373
10,025	Gray Television, Inc. First Lien Term Loan, 9.384% (1-Month Term SOFR+525 basis points), 6/4/2029[1,5]	10,045
497,500	Sinclair Television Group, Inc. First Lien Term Loan, 7.578% (1-Month Term SOFR+330 basis points), 12/31/2029[1]	452,106
		26,257,459
	Mortgage Real Estate Investment Trusts (REITs) (0.5%)
997,500	Blackstone Mortgage Trust, Inc. First Lien Term Loan, 7.163% (1-Month Term SOFR+300 basis points), 12/10/2030[1,5]	1,002,902
3,000,000	Ready Term Holdings, LLC First Lien Delay Draw, 9.828% (3-Month Term SOFR+550 basis points), 4/12/2029[1,3]	2,967,938
		3,970,840
	Oil, Gas & Consumable Fuels (6.7%)
5,579,876	Berry Corporation First Lien Delay Draw, 11.666% (1-Month Term SOFR+750 basis points), 1/31/2028[1,3,11]	5,125,089
14,241,210	Drubit LLC First Lien Term Loan, 9.663% (1-Month Term SOFR+550 basis points), 1/31/2031[1,3]	13,998,259
12,000,000	Offen Inc. First Lien Term Loan, 9.002% (3-Month Term SOFR+500 basis points), 7/22/2030[1,3,8]	11,880,000
1,735,545	Par Pacific Holdings, Inc. First Lien Term Loan, 8.046% (3-Month Term SOFR+375 basis points), 2/28/2030[1,5]	1,735,727
9,500,000	Perdido Energy Holdings, LLC First Lien Term Loan, 10.751% (3-Month Term SOFR+675 basis points), 11/10/2028[1,3,8]	9,334,371
PRINCIPAL AMOUNT		VALUE
$5,168,778	Salamanca Infrastructure LLC First Lien Delay Draw, 9.252%, (3-Month Term SOFR+525 basis points), PIK Rate 4.626%, 12/31/2030[1,3,12]	$5,133,421
9,487,179	Tres Energy LLC First Lien Term Loan, 10.501% (3-Month Term SOFR+650 basis points), 11/2/2029[1,3,8]	9,272,763
		56,479,630
	Passenger Airlines (0.3%)
394,000	Air Canada First Lien Term Loan, 6.166% (3-Month Term SOFR+200 basis points), 3/21/2031[1,5]	394,617
2,017,950	American Airlines First Lien Term Loan, 7.253% (3-Month Term SOFR+325 basis points), 5/28/2032[1,5]	2,029,301
413,304	United Airlines, Inc. First Lien Term Loan, 6.196% (3-Month Term SOFR+200 basis points), 2/24/2031[1,5]	415,112
		2,839,030
	Personal Care Products (0.1%)
1,000,000	Opal U.S. LLC First Lien Term Loan, 7.435% (6-Month Term SOFR+325 basis points), 4/23/2032[1,5]	1,003,875
	Pharmaceuticals (0.3%)
2,055,500	Amneal Pharmaceuticals LLC First Lien Term Loan, 7.666% (1-Month Term SOFR+350 basis points), 8/2/2032[1,5]	2,057,206
281,037	Jazz Pharmaceuticals plc First Lien Term Loan, 6.413% (1-Month Term SOFR+225 basis points), 5/5/2028[1]	281,676
		2,338,882
	Professional Services (7.8%)
608,696	Accordion Partners LLC First Lien Revolver, 0.500%, 11/17/2031[3,9]	—
5,464,565	First Lien Term Loan, 9.252% (3-Month Term SOFR+525 basis points), 11/17/2031[1,3]	5,471,438
60,870	First Lien Delay Draw, 9.381% (3-Month Term SOFR+525 basis points), 11/17/2031[1,3]	60,946
852,174	First Lien Delay Draw, 9.483% (3-Month Term SOFR+525 basis points), 11/17/2031[1,3,11]	90,124
740,741	Chronicle Parent LLC First Lien Revolver, 0.500%, 4/15/2031[3,9]	(1,852)

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
$29,630		First Lien Delay Draw, 9.002% (3-Month Term SOFR+500 basis points), 4/15/2031[1,3]	$29,556
7,037,037		First Lien Term Loan, 9.002% (3-Month Term SOFR+500 basis points), 4/15/2031[1,3]	7,019,444
2,192,593		First Lien Delay Draw, 9.325% (3-Month Term SOFR+500 basis points), 4/15/2031[1,3,11]	147,111
387,362	GBP	Corsair Blade IV (Luxembourg) S.A.R.L. Unitranche Revolver, 7.971%, (3-Month Term EURIBOR+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	520,928
327,046	EUR	Unitranche Term Loan, 8.000%, (3-Month Term EURIBOR+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	383,948
701,075	GBP	Unitranche Revolver, 9.717%, (3-Month Term EURIBOR+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	942,811
181,750	GBP	Unitranche Revolver, 9.967%, (1-Month Term SONIA+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	244,418
2,256,700	GBP	Unitranche Delay Draw, 9.968%, (1-Month Term SONIA+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	3,034,831
284,767	GBP	Unitranche Revolver, 9.968%, (1-Month Term SONIA+600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,12]	382,957
424,172		Denali Intermediate Holdings, Inc. First Lien Revolver, 0.500%, 8/26/2032[3,9]	(4,242)
4,241,724		First Lien Term Loan, 9.723% (3-Month Term SOFR+550 basis points), 8/26/2032[1,3]	4,199,307
169,231		Ers Holdings LLC First Lien Delay Draw, 9.650% (1-Month Term SOFR+550 basis points), 5/3/2027[1,3,8]	169,231
1,830,769		First Lien Delay Draw, 9.750% (1-Month Term SOFR+550 basis points), 5/3/2027[1,3,11]	1,230,769
3,940,000		First Lien Term Loan, 9.816% (1-Month Term SOFR+550 basis points), 5/3/2027[1,3,8]	3,940,000
8,414,173		FF4 Funding 2025 LLC First Lien Term Loan, 11.500%, 3/31/2028[3,8,12]	8,414,173
144,541		Gerson Lehrman Group, Inc. First Lien Revolver, 0.500%, 12/13/2027[3,9]	723
2,848,320		First Lien Term Loan, 9.152% (3-Month Term SOFR+500 basis points), 12/13/2027[1,3]	2,861,317
PRINCIPAL AMOUNT			VALUE
$1,403,509		PLTFRM Companies, LLC First Lien Delay Draw, 1.000%, 2/11/2030[3,8,9]	$5,665
6,136,842		First Lien Term Loan, 11.501% (3-Month Term SOFR+750 basis points), 2/11/2030[1,3,8]	6,117,391
168,421		First Lien Revolver, 11.663% (1-Month Term SOFR+750 basis points), 2/11/2030[1,3,8,11]	111,844
252,632		First Lien Revolver, 11.780% (3-Month Term SOFR+750 basis points), 2/11/2030[1,3,8]	251,976
408,163		Riptide Parent LLC First Lien Revolver, 0.500%, 8/2/2030[3,9]	(2,696)
4,557,398		First Lien Term Loan, 9.425% (1-Month Term SOFR+525 basis points), 8/2/2030[1,3]	4,527,291
730,348		Royal Holdco Corporation First Lien Term Loan, 8.623% (3-Month Term SOFR+450 basis points), 12/30/2030[1,3,8]	730,348
11,940,000		Vensure Employer Services First Lien Term Loan, 9.002% (3-Month Term SOFR+500 basis points), 9/26/2031[1,3,8]	11,891,122
3,090,823	SEK	Zorro Midco 2 Limited First Lien Term Loan, 7.000% (3-Month Term EURIBOR+510 basis points), 6/13/2031[1,2,3,8]	327,011
1,636,364	GBP	First Lien Term Loan, 9.110% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8]	2,191,901
226,917	GBP	First Lien Delay Draw, 9.110% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8,11]	49,777
136,719	GBP	First Lien Delay Draw, 9.263% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8]	183,134
225,432	GBP	First Lien Term Loan, 8.968% (1-Month Term SONIA+500 basis points), 6/14/2031[1,2,3,8]	301,966
			65,824,668
		Real Estate Management & Development (7.5%)
524,941		400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 8.779% (1-Month Term SOFR+445 basis points), 9/1/2027[1,3,8]	524,940
10,000,000		Fontainebleau Miami Mezz Borrower, LLC First Lien Delay Draw, 11.070% (3-Month Term SOFR+700 basis points), 12/9/2026[1,3,8,11]	9,339,038
811,406		G4 18208, LLC & G4 18210, LLC Mezzanine Term Loan, 9.284% (1-Month Term SOFR+515 basis points), 10/19/2026[1,3]	814,014
10,000,000		G4 18222, LLC & G4 18223, LLC First Lien Term Loan, 11.665% (1-Month Term SOFR+768 basis points), 12/1/2027[1,3,8]	10,042,705

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
$3,000,000		G4 18259 LLC First Lien Term Loan, 10.134% (1-Month Term SOFR+600 basis points), 5/1/2026[1,3]	$3,002,179
6,000,000		Henderson Park Real Estate Fund I First Lien Term Loan, 9.380% (1-Month Term SOFR+525 basis points), 6/1/2026[1,3,8]	6,001,638
11,015,337		MDR Hotels, LLC First Lien Delay Draw, 10.564% (1-Month Term SOFR+640 basis points), 11/12/2027[1,3,8]	11,015,337
1,500,000	EUR	Omdus Holding B.V. Unitranche Term Loan, 7.550% (3-Month Term EURIBOR+555 basis points), 6/27/2029[1,2,3]	1,760,977
15,000,000		Sky 65 Franklin LLC First Lien Term Loan, 11.197% (3-Month Term SOFR+698 basis points), 9/9/2028[1,3,8]	15,000,000
7,648,245		WMG Bryan Dairy Owner, LLC First Lien Delay Draw, 14.520%, (3-Month Term SOFR+1,000 basis points), PIK Rate 6.000%, 3/19/2029[1,3,8,11,12]	6,583,439
			64,084,267
		Software (11.6%)
3,360,656	EUR	Arcmont Asset Management – Software First Lien Term Loan, 10.167% (3-Month Term EURIBOR+550 basis points), 9/11/2031[1,2,3,8]	3,843,233
1,639,344	EUR	First Lien Delay Draw, 10.167% (3-Month Term EURIBOR+550 basis points), 9/11/2031[1,2,3,8,11]	245,450
901,264		Arrow Buyer, Inc. First Lien Delay Draw, 9.002% (3-Month Term SOFR+500 basis points), 6/30/2030[1,3]	887,312
1,094,647		BMC Software, Inc. First Lien Term Loan, 9.005% (3-Month Term SOFR+300 basis points), 7/30/2031[1,5]	1,094,133
4,634,247		BNP Associates Buyer, Inc. First Lien Term Loan, 9.502% (3-Month Term SOFR+550 basis points), 8/19/2030[1,3]	4,709,387
1,000,000		Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 1/25/2027[3]	999,119
1,563,158	EUR	Delight Bidco SAS Unitranche Term Loan, 7.500% (3-Month Term EURIBOR+550 basis points), 1/23/2031[1,2,3,8]	1,803,110
1,136,842	EUR	Unitranche Delay Draw, 7.532% (3-Month Term EURIBOR+550 basis points), 1/23/2031[1,2,3,8,11]	469,804
PRINCIPAL AMOUNT			VALUE
$23,533		Enverus Holdings, Inc. First Lien Delay Draw, 1.000%, 12/24/2029[3,9]	$412
135,135		First Lien Revolver, 9.636% (1-Month Term SOFR+550 basis points), 12/24/2029[1,3,11]	57,504
1,818,994		First Lien Term Loan, 9.663% (1-Month Term SOFR+550 basis points), 12/24/2029[1,3]	1,837,184
5,932,500		Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 8.752% (3-Month Term SOFR+475 basis points), 9/30/2030[1,3]	5,991,825
551,867		Finastra USA, Inc. First Lien Term Loan, 11.288% (6-Month Term SOFR+725 basis points), 9/13/2029[1,3]	552,980
1,153,846		Fullsteam Operations LLC First Lien Revolver, 0.500%, 8/8/2031[3,9]	(11,538)
3,461,538		First Lien Delay Draw, 1.000%, 8/8/2031[3,9]	(17,308)
10,384,615		First Lien Term Loan, 9.252% (3-Month Term SOFR+525 basis points), 8/8/2031[1,3]	10,280,769
2,953,112		GS Acquisitionco, Inc. First Lien Term Loan, 9.252% (3-Month Term SOFR+525 basis points), 5/25/2028[1,3]	2,953,111
550,459		HSI Halo Acquisition, Inc. First Lien Revolver, 0.500%, 6/28/2030[3,9]	—
4,589,174		First Lien Term Loan, 9.308% (3-Month Term SOFR+500 basis points), 6/30/2031[1,3]	4,598,877
824,615		First Lien Delay Draw, 9.310% (3-Month Term SOFR+500 basis points), 6/30/2031[1,3,11]	415,578
3,465,000		Metropolis Technologies, Inc. First Lien Term Loan, 10.263% (1-Month Term SOFR+610 basis points), 5/16/2031[1,3]	3,438,131
977,500		NF HoldCo LLC First Lien Term Loan, 10.501% (3-Month Term SOFR+650 basis points), 4/2/2029[1,3,8]	972,560
735,029		OSP Hamilton Purchaser, LLC First Lien Term Loan, 9.308% (3-Month Term SOFR+500 basis points), 12/28/2029[1,3,8]	739,515
1,488,312		Playtika Holding Corp. First Lien Term Loan, 7.028% (1-Month Term SOFR+275 basis points), 3/13/2028[1,5]	1,467,565
701,831	GBP	Proactis Holdings Limited First Lien Term Loan, 13.707%, (1-Month Term SONIA+974 basis points), PIK Rate 3.990%, 8/16/2029[1,2,3,8,12]	933,875

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$1,985,012	Rocket Software, Inc. First Lien Term Loan, 8.090% (1-Month Term SOFR+375 basis points), 11/28/2028[1,5]	$1,991,632
1,000,000	Serrano Parent, LLC First Lien Term Loan, 10.710% (6-Month Term SOFR+650 basis points), 5/13/2030[1,3]	1,002,490
10,500,000	Solen Software Group, Inc. First Lien Term Loan, 12.501% (3-Month Term SOFR+850 basis points), 6/28/2030[1,3]	10,373,003
1,481,043	Syndigo LLC First Lien Revolver, 0.500%, 9/2/2032[3,9]	(14,810)
11,018,957	First Lien Term Loan, 9.160% (3-Month Term SOFR+500 basis points), 9/2/2032[1,3]	10,908,768
6,788,572	Togetherwork Holdings, LLC First Lien Term Loan, 9.413% (1-Month Term SOFR+525 basis points), 5/19/2031[1,3]	6,722,990
1,141,571	First Lien Delay Draw, 9.413% (1-Month Term SOFR+525 basis points), 5/19/2031[1,3,11]	166,400
1,540,485	UKG, Inc. First Lien Term Loan, 6.858% (1-Month Term SOFR+250 basis points), 2/10/2031[1,5]	1,540,693
1,666,667	Upland Software, Inc. First Lien Revolver, 0.000%, 7/25/2031[3,9]	(16,667)
13,333,333	First Lien Term Loan, 10.002% (3-Month Term SOFR+600 basis points), 7/25/2031[1,3]	13,200,000
947,673	Vital Buyer, LLC First Lien Term Loan, 8.671% (3-Month Term SOFR+450 basis points), 6/1/2028[1,3,8]	943,684
2,978,071	Zoro Merger Sub, Inc. First Lien Term Loan, 10.046% (3-Month Term SOFR+500 basis points), 11/22/2028[1,3,8]	2,978,071
		98,058,842
	Specialty Retail (2.1%)
1,996,250	Beach Acquisition Bidco LLC First Lien Term Loan, 7.308% (1-Month Term SOFR+325 basis points), 9/13/2032[1,5]	2,008,317
2,161,553	Bestop, Inc. First Lien Term Loan, 9.501% (3-Month Term SOFR+550 basis points), 3/29/2029[1,3]	2,133,400
305,377	First Lien Delay Draw, 9.502% (3-Month Term SOFR+550 basis points), 3/29/2029[1,3,11]	56,976
PRINCIPAL AMOUNT			VALUE
$1,000,000		LHS Borrower, LLC First Lien Revolver, 0.500%, 9/4/2031[3,9]	$(15,000)
13,500,000		First Lien Term Loan, 9.252% (3-Month Term SOFR+525 basis points), 9/4/2031[1,3]	13,297,500
247,500		Staples, Inc. First Lien Term Loan, 10.046% (3-Month Term SOFR+575 basis points), 9/10/2029[1,5]	235,332
			17,716,525
		Technology Hardware, Storage & Peripherals (0.6%)
5,000,000	EUR	Sumup Holdings Luxembourg First Lien Delay Draw, 8.521% (3-Month Term EURIBOR+650 basis points), 4/25/2031[1,2,3,11]	4,811,872
		Textiles, Apparel & Luxury Goods (0.3%)
251,163		Blue Point Capital Partners (NSA) First Lien Delay Draw, 1.000%, 5/17/2030[3,9]	1,039
1,899,419		First Lien Term Loan, 8.913% (1-Month Term SOFR+475 basis points), 5/17/2030[1,3]	1,893,035
328,680		BPCP NSA Intermedco, Inc. First Lien Delay Draw, 8.909% (1-Month Term SOFR+475 basis points), 5/17/2030[1,3]	327,576
746,250		Chinos Intermediate 2 LLC First Lien Term Loan, 10.308% (3-Month Term SOFR+600 basis points), 9/29/2031[1,5]	643,641
			2,865,291
		Trading Companies & Distributors (1.5%)
297,872		Ambient Enterprises Holdco LLC First Lien Revolver, 0.500%, 12/7/2029[3,9]	(3,339)
6,143,158		First Lien Term Loan, 9.252% (3-Month Term SOFR+525 basis points), 6/28/2030[1,3]	6,074,302
866,187		First Lien Delay Draw, 9.252% (3-Month Term SOFR+525 basis points), 6/28/2030[1,3]	856,479
419,391		First Lien Delay Draw, 9.328% (3-Month Term SOFR+525 basis points), 6/28/2030[1,3]	414,690
5,000,000		NEFCO Holding Company LLC First Lien Delay Draw, 9.581% (6-Month Term SOFR+575 basis points), 8/5/2028[1,3,8]	4,961,000
			12,303,132
		Transportation Infrastructure (0.2%)
1,400,000		FB FLL Aviation LLC First Lien Delay Draw, 11.163% (1-Month Term SOFR+700 basis points), 7/19/2028[1,3]	1,378,982
		TOTAL CORPORATE LOANS (Cost $807,780,689)	808,396,173

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
INVESTMENT COMPANIES / ETFS (1.4%)
	Fixed Income (1.4%)
249,918	Franklin Senior Loan ETF	$6,003,030
289,691	Invesco Senior Loan ETF	6,063,233
		12,066,263
	TOTAL INVESTMENT COMPANIES / ETFS (Cost $12,046,792)	12,066,263
PREFERRED STOCKS (1.1%)
	Building Products (0.3%)
2,274,121	Great Day Global, LLC 10.500%, PIK Rate 10.500%, 1/31/2028[3,12]	2,594,209
	Commercial Services & Supplies (0.2%)
961	World Water Works, Inc. 17.000% 7/3/2029[3,6]	1,102,499
	Software (0.6%)
4,759	Netskope, Inc. 3.000% 8/1/2029[3,6]	5,174,405
	TOTAL PREFERRED STOCKS (Cost $8,184,158)	8,871,113
WARRANTS (0.1%)
	Capital Markets (0.0%)
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033[3,8]	35,241
	Commercial Services & Supplies (0.0%)
206	World Water Works, Inc. Exercise Price $0.01, Expiration 7/3/2034[3]	32,576
	Electronic Equipment, Instruments & Components (0.1%)
375	Opus Inspection, Inc. Exercise Price $2,000, Expiration 5/31/2034[3]	237,643
50	Exercise Price $15,000, Expiration 5/31/2034[3]	—
		237,643
	Financial Services (0.0%)
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[3]	20,432
	Health Care Technology (0.0%)
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034[3]	24,755
	Household Durables (0.0%)
1,073	IB Appliances US Holdings, LLC Exercise Price $0.01, Expiration 1/6/2035[3]	66,240
	TOTAL WARRANTS (Cost $0)	416,887
PRINCIPAL AMOUNT		VALUE
SUBORDINATED DEBT (0.6%)
	Capital Markets (0.1%)
$1,059,951	Sagittarius Holdings, Ltd. Unsecured / Mezz Delayed Draw, 10.680% (3-Month Term SOFR+650 basis points), 12/23/2027[1,3]	$1,059,951
	Electronic Equipment, Instruments & Components (0.1%)
1,059,430	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 14.250%, PIK Rate 2.250%, 11/15/2030[3,12]	1,070,207
	Financial Services (0.4%)
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 9.068% (3-Month Term SOFR+475 basis points), 1/15/2029[1,3]	2,112,150
786,383	Coller Credit Backed Loans & Notes, Ltd 0.000%, 10/31/2036[3,6]	1,111,398
		3,223,548
	SUBORDINATED DEBT (Cost $4,905,430)	5,353,706
NUMBER OF SHARES
PRIVATE INVESTMENT FUNDS (11.9%)
	Capital Markets (0.4%)
N/A	Eagle Point SRT Co-Invest I LP13,14	1,008,552
N/A	Landmark Acquisition Fund 57 Wrigley LP13,14	2,415,231
		3,423,783
	Financial Services (8.7%)
N/A	BPC Opportunities Fund V LP13,14	5,626,505
N/A	Bridgepoint Credit Opportunities III "A" LP13,14	1,280,424
N/A	CCS Co-Investment Vehicle 1 LP Incorporated[13,14]	1,997,679
N/A	CCS Co-Investment Vehicle 2 LP Incorporated[13,14]	5,242,145
N/A	Cedar Holdings LP13,14	4,605,257
N/A	Dawson Portfolio Finance 5 LP13,14	621,081
N/A	Sima Holdings LP13,14	8,552,868
798,754	Stone Point Credit Income Fund[14]	20,000,000
394,086	T. Rowe Price OHA Select Private Credit Fund[14]	10,631,302
192,994	TPG Twin Brook Capital Income Fund[14]	4,880,791
N/A	Treville Capital Solutions Fund LP13,14	10,547,207
		73,985,259
	Machinery (0.1%)
N/A	Arena Secondaries and Liquidity Solutions, LP13,14	899,608

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Media (0.6%)
N/A	Delta Commercial Funding (Cayman), L.P.[13,14]	$5,131,973
	Passenger Airlines (0.5%)
N/A	ACM ASOF VIII 757 Feeder LLC[13,14]	1,617,582
N/A	CL-EA Co-Investment Opportunities I, L.P.[13,14]	2,544,315
		4,161,897
	Real Estate Management & Development (1.6%)
N/A	BP Holdings Zeta LP13,14	1,962,368
N/A	Locust Point Senior Mortgage Fund, L.P.[13,14]	6,617,514
N/A	Mavik Real Estate Special Opportunities VS2, LP13,14	192,537
N/A	RXR Park Row Aksia JV LLC[13,14,15]	4,864,994
		13,637,413
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $90,566,475)	101,239,933
SHORT-TERM INVESTMENTS (1.6%)
13,679,651	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Share Class, 4.05%[16]	13,679,651
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,679,651)	13,679,651
	TOTAL INVESTMENTS (112.6%) (Cost $943,168,686)	955,966,529
LIABILITIES LESS OTHER ASSETS (12.6%)		(106,765,244)
NET ASSETS (100.0%)		$849,201,285

USD  United States Dollar

GBP  Pound Sterling

EUR  Euro

SEK  Swedish Krona

CLO  Collateralized Loan Obligation

ETF  Exchange-Traded Fund

EURIBOR  Euro Interbank Offered Rate

LLC  Limited Liability Company

LP  Limited Partnership

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

US  United States

1  Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2  Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

3  Level 3 securities fair valued under procedures established by the Board of Trustees, represents 88.48% of Net Assets. The total value of these securities is $751,371,848.

4  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,797,379, which represents 0.21% of the total net assets of the Fund.

5  Callable.

6  Non-income producing.

7  Variable rate security. Rate shown is the rate in effect as of period end.

8  This investment was made through a participation. Please see Note 2 for a description of loan participations.

9  Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

10  In bankruptcy. The valuation of this security has been adjusted to reflect the impact of information received subsequent to September 30, 2025, on conditions that existed as of September 30, 2025.

11  A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

12  Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

13  Private investment company does not issue shares or units.

14  Investment valued using net asset value as practical expedient.

15  Affiliated company.

16  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALE CONTRACTS	SETTLEMENT DATE	COUNTERPARTY	CURRENCY EXCHANGE	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2025	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	10/15/25	Bank of America	EUR per USD	38,463,362	$45,231,772	$45,200,497	$31,275
GBP	10/15/25	Bank of America	GBP per USD	14,054,777	19,087,778	18,903,280	184,498
SEK	10/15/25	Bank of America	SEK per USD	27,484,728	2,957,636	2,922,485	35,151
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$67,277,186	$67,026,262	$250,924

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Summary of Investments As of September 30, 2025 (Unaudited)

SECURITY TYPE/SECTOR	PERCENT OF TOTAL NET ASSETS
Corporate Loans
Software	11.6%
Commercial Services & Supplies	9.6%
Professional Services	7.8%
Real Estate Management & Development	7.5%
Oil, Gas & Consumable Fuels	6.7%
Insurance	4.8%
IT Services	4.0%
Health Care Providers & Services	3.9%
Health Care Technology	3.8%
Health Care Equipment & Supplies	3.6%
Media	3.1%
Consumer Staples Distribution & Retail	2.5%
Construction & Engineering	2.4%
Consumer Finance	2.4%
Gas Utilities	2.3%
Specialty Retail	2.1%
Food Products	1.7%
Financial Services	1.5%
Trading Companies & Distributors	1.5%
Automobile Components	0.9%
Containers & Packaging	1.3%
Household Durables	1.2%
Diversified Telecommunication Services	1.0%
Aerospace & Defense	0.9%
Household Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.6%
Hotel & Resort REITs	0.5%
Chemicals	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Capital Markets	0.4%
Textiles, Apparel & Luxury Goods	0.3%
Passenger Airlines	0.3%
Pharmaceuticals	0.3%
Hotels, Restaurants & Leisure	0.3%
Distributors	0.2%
Transportation Infrastructure	0.2%
Personal Care Products	0.1%
Banks	0.1%
Life Sciences Tools & Services	0.1%
Ground Transportation	0.1%
Interactive Media & Services	0.1%
Building Products	0.0%
Construction Materials	0.0%
Energy Equipment & Services	0.0%
Total Corporate Loans	95.2%
SECURITY TYPE/SECTOR	PERCENT OF TOTAL NET ASSETS
Private Investment Funds
Financial Services	8.7%
Real Estate Management & Development	1.6%
Media	0.6%
Passenger Airlines	0.5%
Capital Markets	0.4%
Machinery	0.1%
Total Private Investment Funds	11.9%
Short-Term Investments
Unknown New Bloomberg Sector	1.6%
Investment Companies / ETFs
Fixed Income	1.4%
Preferred Stocks
Software	0.6%
Building Products	0.3%
Commercial Services & Supplies	0.2%
Total Preferred Stocks	1.1%
Asset-Backed Securities
Financial Services	0.7%
Subordinated Debt
Financial Services	0.4%
Electronic Equipment, Instruments & Components	0.1%
Capital Markets	0.1%
Total Subordinated Debt	0.6%
Warrants
Electronic Equipment, Instruments & Components	0.1%
Household Durables	0.0%
Capital Markets	0.0%
Commercial Services & Supplies	0.0%
Health Care Technology	0.0%
Financial Services	0.0%
Total Warrants	0.1%
Common Stocks
Health Care Equipment & Supplies	0.0%
Total Investments	112.6%
Liabilities in Excess of Other Assets	(12.6)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value
Unaffiliated investments (cost $938,303,692)	$951,101,535
Affiliated investments (cost $4,864,994)	4,864,994
Cash	4,961,675
Foreign currency, at value (cost $188,662)	188,449
Unrealized appreciation on forward foreign currency exchange contracts	250,924
Receivables:
Accrued interest	6,106,917
Fund shares sold	1,802,592
Investments sold	682,377
Other assets	98,343
Total assets	970,057,806
LIABILITIES
Payables:
Secured credit facility, net (Note 2)	104,924,759
Investments purchased	14,022,044
Investment Advisory fees	763,234
Interest on secured credit facility (Note 2)	409,644
Trustees' fees and officer compensation	43,265
Current tax liability (Note 2)	34,753
Distribution fees (Note 3)	1,155
Deferred tax liability (Note 2)	621
Other accounts payable and accrued liabilities(a)	657,046
Total liabilities	120,856,521
NET ASSETS	$849,201,285
COMPOSITION OF NET ASSETS
Paid in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$844,563,967
Accumulated distributable earnings (deficit)	4,637,318
NET ASSETS	$849,201,285

(a) Separately, see Note 2 Commitment and Contingencies for detail on unfunded commitments.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited) (Continued)

MAXIMUM OFFERING PRICE PER SHARE
Class A:
Net assets applicable to shares outstanding	$2,262,341
Shares of beneficial interest issued and outstanding	212,153
Net asset value, offering and redemption price per share	$10.66
Maximum sales charge (2.25% of offering price)*	$0.25
Maximum offer price to public	$10.91
Class C:
Net assets applicable to shares outstanding	$884,569
Shares of beneficial interest issued and outstanding	83,201
Net asset value, offering and redemption price per share	$10.63
Class I:
Net assets applicable to shares outstanding	$846,016,461
Shares of common stock issued and outstanding	79,353,374
Net asset value, offering and redemption price per share	$10.66
Class M:
Net assets applicable to shares outstanding	$37,914
Shares of beneficial interest issued and outstanding	3,555
Net asset value, offering and redemption price per share	$10.67

* Investors in Class A Shares may be charged a sales charge of up to 2.25% of the subscription amount.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$31,543,900
Payment-in-kind interest	1,835,408
Distributions from private investment vehicles	496,828
Dividends	1,667,195
Total investment income	35,543,331
EXPENSES
Investment management fees	4,271,769
Interest and loan orgination fees on secured credit facility (Note 2)	2,263,954
Sub Transfer agent fees—Class A	657
Sub Transfer agent fees—Class C	348
Sub Transfer agent fees—Class I	408,708
Fund accounting and administration fees	275,384
Interest on subsequent close of private investment vehicles	266,808
Legal fees	230,968
Audit fees	138,523
Shareholder reporting fees	87,430
Trustees' fees and officer compensation	77,725
Transfer agent fees	42,319
Registration fees	32,910
Custodian fees	30,539
Excise tax	26,855
Insurance fees	14,987
Distribution fees—Class A (Note 3)	2,256
Distribution fees—Class C (Note 3)	3,822
Distribution fees—Class M (Note 3)	140
Miscellaneous	122,119
Total expenses	8,298,221
Expenses waived by Advisor (Note 3)	(608,658)
Net expenses	7,689,563
NET INVESTMENT INCOME (LOSS), BEFORE TAXES	27,853,768
Current tax benefit/(expense)	(50,579)
NET INVESTMENT INCOME, NET OF TAXES	27,803,189
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	1,787,513
Foreign currency transactions	(558,762)
Forward foreign currency exchange contracts	(2,613,284)
Net realized gain (loss)	(1,384,533)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	4,463,559
Foreign currency translations	(511,454)
Forward foreign currency exchange contracts	(90,113)
Deferred tax	(621)
Net change in unrealized appreciation/(depreciation)	3,861,371
NET GAIN (LOSS)	2,476,838
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,280,027

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Statements of Changes in Net Assets

	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025	FOR THE YEAR ENDED MARCH 31, 2025
OPERATIONS
Net investment income (loss), net of taxes	$27,803,189	$26,355,176
Net realized gain (loss) on investments, foreign currency and forward foreign currency exchange contracts	(1,384,533)	339,905
Net change in unrealized appreciation/depreciation on investments, foreign currency, forward foreign currency exchange contracts and deferred tax	3,861,371	6,841,160
Net increase (decrease) in net assets resulting from operations	30,280,027	33,536,241
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(68,698)	(142,173)
Class C	(27,510)	(16,306)
Class I	(27,107,826)	(30,255,094)
Class M	(1,362)	(3,230)
Return of capital:
Class A	(13,447)	—
Class C	(5,384)	—
Class I	(5,305,970)	—
Class M	(267)	—
Total distributions to shareholders	(32,530,464)	(30,416,803)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold:
Class A	1,166,682	629,724
Class C	205,800	621,191
Class I	338,192,371	404,998,065
Reinvestment of distributions:
Class A	17,096	28,175
Class C	18,270	10,891
Class I	8,291,770	7,866,520
Class M	1,629	3,230
Cost of shares repurchased:
Class A	(533,102)	—
Class I	(26,448,968)	(18,087,321)
Net increase (decrease) in net assets from capital transactions	320,911,548	396,070,475
TOTAL INCREASE (DECREASE) IN NET ASSETS	318,661,111	399,189,913
NET ASSETS
Beginning of period	$530,540,174	$131,350,261
End of period	$849,201,285	$530,540,174
CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A	109,071	59,841
Class C	19,291	58,071
Class I	31,603,163	38,095,258
Shares reinvested:
Class A	1,604	2,665
Class C	1,719	1,028
Class I	778,050	744,539
Class M	153	306
Shares repurchased:
Class A	(49,776)	—
Class I	(2,468,423)	(1,697,089)
Net increase (decrease) in capital share transactions	29,994,852	37,264,619

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Cash Flows

(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$30,280,027
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(411,147,085)
Sales of long-term portfolio investments	77,623,806
Purchase/Sales of short-term investments—net	(5,839,651)
Sales of short-term portfolio investments	538,021
Payment-in-kind interest added to principal amount of investment	(1,835,408)
Net amortization on investments	(533,883)
Net realized gain (loss) from investments	(1,787,513)
Net realized gain (loss) from foreign currency transactions	558,762
Net change in unrealized appreciation/(depreciation) on investments	(4,463,559)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	511,454
Net change in unrealized appreciation/(depreciation) on forward currency exchange contracts	90,113
Net change in unrealized appreciation/(depreciation) on deferred tax	621
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest	(1,529,440)
Other assets	(38,476)
Increase/(decrease) in liabilities:
Interest on secured credit facility (Note 2)	354,322
Investment Advisory fees	637,675
Distribution fees (Note 3)	275
Current tax liability (Note 2)	(47,438)
Trustees' fees and officer compensation	43,265
Deferred tax liability (Note 2)	621
Other accounts payable and accrued liabilites	(173,501)
Net cash provided by/(used in) operating activities	(316,757,613)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable	339,249,894
Distributions paid to shareholders, net of reinvestments	(24,201,699)
Cost of shares repurchased	(26,982,070)
Payments on secured credit facility (see Note 2)	(120,068,368)
Proceeds from secured credit facility (see Note 2)	150,000,000
Net cash provided by/(used in) financing activities	317,997,757
Net increase/(decrease) in cash and foreign currency	1,240,144
Effect of foreign exchange rate changes on cash	(313)
Cash and foreign currency at beginning of period	3,910,293
Cash and foreign currency at end of period	$5,150,124
End of period balances
Cash	$4,961,675
Foreign currency, at value (cost $188,662)	188,449
Total end of period balances	$5,150,124

Supplemental disclosure of cash flow information

Cash paid for interest on credit facility during the period was $2,263,954.

Cash paid for interest on subsequent close during the period was $266,808.

Non-cash financing activities not included herein consist of $8,328,765 of reinvested dividends.

Non-cash financing activities not included herein consist of $1,835,408 of payment-in-kind interest.

Income taxes paid during the period amounted to $98,017.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025	FOR THE YEAR ENDED MARCH 31, 2025	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.68	$10.60	$10.00
Income from investment operations: Net investment income (loss)[1]	0.42	0.89	0.75
Net realized and unrealized gain (loss)	0.06	0.25	0.20
Total from investment operations	0.48	1.14	0.95
Less distributions from: Net investment income	(0.42)	(1.05)	(0.35)
Net realized gain	—	(0.01)	(0.00)[2]
Return of capital	(0.08)	—	—
Total distributions	(0.50)	(1.06)	(0.35)
Net asset value, end of period[3]	$10.66	$10.68	$10.60
TOTAL RETURN[3,4]	5.15%[5]	11.39%	9.71%[5]
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	1.88%[6]	2.14%	2.89%[6]
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%[6]
Ratio of net investment income (loss) (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	6.99%[6]	6.81%	7.15%[6]
After fees waived and expenses absorbed	7.12%[6]	7.20%	8.30%[6]
Ratio of expenses (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	2.64%[6]	3.36%	3.48%[6]
After fees waived and expenses absorbed	2.51%[6]	2.97%	2.34%[6]
Ratio of net investment income (loss) (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	7.76%[6]	8.02%	7.75%[6]
After fees waived and expenses absorbed	7.89%[6]	8.41%	8.89%[6]
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$2,262	$1,616	$940
Deferred tax[8]	0.00%[6,9]	—	—
Portfolio turnover rate	11%[5]	54%	17%[5]
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$105,000	$75,000	$8,500
Asset coverage per $1,000 of borrowings: Secured credit facility[7]	$9,087	$8,074	$16,453

*  Commencement of operations.

**  As discussed in the Notes to Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, began on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  Annualized.

7  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8  Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

9  Amount represents less than 0.01%.

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025	FOR THE YEAR ENDED MARCH 31, 2025	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.66	$10.58	$10.00
Income from investment operations: Net investment income (loss)[1]	0.38	0.82	0.68
Net realized and unrealized gain (loss)	0.05	0.24	0.21
Total from investment operations	0.43	1.06	0.89
Less distributions from: Net investment income	(0.38)	(0.97)	(0.31)
Net realized gain	—	(0.01)	(0.00)[2]
Return of capital	(0.08)	—	—
Total distributions	(0.46)	(0.98)	(0.31)
Net asset value, end of period[3]	$10.63	$10.66	$10.58
TOTAL RETURN[3,4]	4.79%[5]	10.40%	9.04%[5]
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	2.65%[6]	2.88%	3.62%[6]
After fees waived and expenses absorbed	2.50%[6]	2.50%	2.50%[6]
Ratio of net investment income (loss) (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	6.22%[6]	6.07%	6.42%[6]
After fees waived and expenses absorbed	6.37%[6]	6.45%	7.55%[6]
Ratio of expenses (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	3.41%[6]	4.10%	4.21%[6]
After fees waived and expenses absorbed	3.26%[6]	3.72%	3.09%[6]
Ratio of net investment income (loss) (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	6.99%[6]	7.28%	7.02%[6]
After fees waived and expenses absorbed	7.14%[6]	7.66%	8.14%[6]
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$885	$663	$33
Deferred tax[8]	0.00%[6,9]	—	—
Portfolio turnover rate	11%[5]	54%	17%[5]
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$105,000	$75,000	$8,500
Asset coverage per $1,000 of borrowings: Secured credit facility[7]	$9,087	$8,074	$16,453

*  Commencement of operations.

**  As discussed in the Notes to Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, began on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  Annualized.

7  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8  Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

9  Amount represents less than 0.01%.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025	FOR THE YEAR ENDED MARCH 31, 2025	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.68	$10.60	$10.00
Income from investment operations: Net investment income (loss)[1]	0.44	0.92	0.77
Net realized and unrealized gain (loss)	0.05	0.25	0.19
Total from investment operations	0.49	1.17	0.96
Less distributions from: Net investment income	(0.43)	(1.08)	(0.36)
Net realized gain	—	(0.01)	(0.00)[2]
Return of capital	(0.08)	—	—
Total distributions	(0.51)	(1.09)	(0.36)
Net asset value, end of period[3]	$10.66	$10.68	$10.60
TOTAL RETURN[3,4]	5.28%[5]	11.71%	9.83%[5]
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	1.68%[6]	1.97%	2.69%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	7.19%[6]	6.98%	7.36%[6]
After fees waived and expenses absorbed	7.37%[6]	7.45%	8.55%[6]
Ratio of expenses (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	2.44%[6]	3.19%	3.27%[6]
After fees waived and expenses absorbed	2.26%[6]	2.72%	2.09%[6]
Ratio of net investment income (loss) (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	7.96%[6]	8.19%	7.96%[6]
After fees waived and expenses absorbed	8.14%[6]	8.66%	9.14%[6]
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$846,016	$528,225	$130,342
Deferred tax[8]	0.00%[6,9]	—	—
Portfolio turnover rate	11%[5]	54%	17%[5]
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$105,000	$75,000	$8,500
Asset coverage per $1,000 of borrowings: Secured credit facility[7]	$9,087	$8,074	$16,453

*  Commencement of operations.

**  As discussed in the Notes to Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, began on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  Annualized.

7  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8  Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

9  Amount represents less than 0.01%.

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS M
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025	FOR THE YEAR ENDED MARCH 31, 2025	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.69	$10.58	$10.00
Income from investment operations: Net investment income (loss)[1]	0.40	0.84	0.70
Net realized and unrealized gain (loss)	0.05	0.27	0.20
Total from investment operations	0.45	1.11	0.90
Less distributions from: Net investment income	(0.39)	(0.99)	(0.32)
Net realized gain	—	(0.01)	(0.00)[2]
Return of capital	(0.08)	—	—
Total distributions	(0.47)	(1.00)	(0.32)
Net asset value, end of period[3]	$10.67	$10.69	$10.58
TOTAL RETURN[3,4]	4.88%[5]	10.81%	9.29%[5]
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	2.31%[6]	2.63%	3.37%[6]
After fees waived and expenses absorbed	2.25%[6]	2.25%	2.25%[6]
Ratio of net investment income (loss) (excluding interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	6.56%[6]	6.32%	6.67%[6]
After fees waived and expenses absorbed	6.62%[6]	6.70%	7.80%[6]
Ratio of expenses (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	3.07%[6]	3.85%	3.96%[6]
After fees waived and expenses absorbed	3.01%[6]	3.47%	2.84%[6]
Ratio of net investment income (loss) (including interest on secured credit facility, Interest on subsequent close of private investment vehicles, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed	7.33%[6]	7.53%	7.27%[6]
After fees waived and expenses absorbed	7.39%[6]	7.91%	8.39%[6]
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$38	$36	$33
Deferred tax[8]	0.00%[6,9]	—	—
Portfolio turnover rate	11%[5]	54%	17%[5]
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$105,000	$75,000	$8,500
Asset coverage per $1,000 of borrowings: Secured credit facility[7]	$9,087	$8,074	$16,453

*  Commencement of operations.

**  As discussed in the Notes to Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, began on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

4  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5  Not annualized.

6  Annualized.

7  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8  Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

9  Amount represents less than 0.01%.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Note 1 — Organization

Calamos Aksia Alternative Credit and Income Fund (the "Fund") was organized as a Delaware statutory trust on June 24, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company and operates as an interval fund, commencing operations on June 8, 2023. The Fund's investment advisor is Calamos Advisors LLC (the "Advisor" or "Calamos") and the Fund's sub-advisor is Aksia LLC (the "Sub-Advisor" or "Aksia" and together, the "Advisors"). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund offers four separate classes of shares of beneficial interest ("Shares") designated as Class A ("Class A Shares"), Class C ("Class C Shares"), Class I ("Class I Shares") and Class M ("Class M Shares"). An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each Share class are different.

The Fund's investment objectives are to seek attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by primarily investing across the private credit asset class ("Private Credit"), with the remainder of the Fund's assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields.

Consolidation of Subsidiary

The Fund may make investments through wholly-owned subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Fund's Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund's role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would "look through" any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary's debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

Each Subsidiary was formed as a Delaware limited liability company or a Cayman exempted limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries as of September 30, 2025 were as follows:

SUBSIDIARY	DATE OF FORMATION	NET ASSETS OF SUBSIDIARY	PERCENTAGE OF FUND'S TOTAL NET ASSETS
Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC ("Sub 1")	4/19/2024	$3,018,503	0.35%
Calamos Aksia Alternative Credit and Income Fund Sub 2, LLC ("Sub 2") (Cayman Exempted LLC)	10/14/2024	$4,235,064	0.50%
Calamos Aksia Alternative Credit and Income Fund Sub 3, LLC and Sub 3-A, LLC ("Sub 3" and "Sub 3-A")*	12/20/2024	$11,158,682	1.31%
Calamos Aksia Alternative Credit and Income Fund Sub 4, LLC and Sub 4-A, LLC ("Sub 4" and "Sub 4-A")*	3/31/2025	$—	—%

*  Sub 3 and Sub 4 represent pass through entities.

Notes to Consolidated Financial Statements (Unaudited)

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's net asset value ("NAV") per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class- specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved a valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued at least each quarter, in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which may be unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third- party firms.

The Advisor seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Advisor will not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Fund's fair value determinations can cause the Fund's NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive. If the Fund's NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer, for example as a result of the Fund's next annual audit following such purchase or repurchase, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder's repurchase proceeds in a repurchase offer.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of Paid-in-kind ("PIK"), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund has elected to be treated, and intends to continue to qualify, as a Regulated Investment Company ("RIC") as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income and net realized gains (after reduction for any capital loss carryforwards) to Shareholders, and by meeting certain diversification and income requirements with respect to the Private Assets. Therefore, no federal income tax provision has been recorded for the Fund.

Notes to Consolidated Financial Statements (Unaudited)

The Fund recognizes the tax benefits of certain uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities in accordance with ASC Topic 740, Accounting for Uncertainty in Income Taxes. Management has analyzed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken as of March 31, 2024.

Additionally, Sub 1 is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. Sub 1 recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent Sub 1 has a deferred tax asset, the Adviser considers whether or not a valuation allowance is required.

For Federal Income tax purposes, the Fund utilizes a tax year end of September 30. Accordingly, the tax components included herein are based on tax attributes as of September 30, 2025.

At September 30, 2025, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$945,294,052
Gross unrealized appreciation	$13,404,167
Gross unrealized depreciation	(2,731,690)
Net unrealized appreciation on investments	$10,672,477

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

INCREASE (DECREASE)
PAID IN CAPITAL	ACCUMULATED DISTRIBUTABLE EARNINGS (DEFICIT)
$289,102	$(289,102)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total undistributed earnings	—
Net unrealized appreciation (deprecation)	9,963,949
Total accumulated distributable earnings (deficit)	$9,963,949

During the tax years ended September 30, 2025 and September 30, 2024 the Fund did not have any capital loss carry forwards.

The tax character of the distributions paid during the fiscal years ended September 30 were as follows:

Distributions paid from:	2025	2024
Ordinary income	$46,228,572	$12,919,000
Long-term capital gain	598,320	—
Return of capital	5,325,968	—
Total distributions paid	$52,152,860	$12,919,000

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more- likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the Consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the tax years ended September 30, 2025, and September 30, 2024, and for the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023 the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Domestic Blocker Income Tax

Sub 1 is taxed as a corporation. The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the subsidiaries. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the subsidiaries for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 7.505%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the subsidiaries. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund's current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:

Current Tax (Expense) Benefit:
Federal	$(33,722)
State	(16,857)
Total Current Tax (Expense) Benefit	$(50,579)
Deferred Tax (Expense) Benefit:
Federal	$(414)
State	(207)
Total Deferred Tax (Expense) Benefit	$(621)
Total Income Tax (Expense) Benefit	$(51,200)

Components of the Fund's deferred tax assets and liabilities are as follows:

Deferred tax liability:
Net unrealized gain (loss) on investments	$(621)
Net Deferred Tax Asset/(Liability)	$(621)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(33,699)
State Income taxes (net of federal benefit)	(12,043)
Prior Period Adjustment	(5,458)
Net income tax expense	$(51,200)

As it pertains to the subsidiaries, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended September 30, 2025, the subsidiaries did not utilize or defer any net operating losses.

Notes to Consolidated Financial Statements (Unaudited)

Distributions to Shareholders

Distributions are paid at least monthly on the Shares in amounts representing substantially all of the Fund's net investment income, if any, earned each year. Effective as of August 1, 2024, the Fund's distribution policy changed to increase the frequency of distributions from quarterly to monthly. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

Foreign Currency and Exchange

The Fund's Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund's investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors generally intend to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency, gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of dividends, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund's Consolidated Schedule of Investments.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations ("CLOs") and Collateralized Debt Obligations ("CDOs"). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1), 3(c)(5)(C) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds' expenses. These expenses are in addition to the direct expenses of the Fund's own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund's investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing. For the six months ended September 30, 2025, the Fund experienced equalization and resulted in the interest expense of $266,808, as noted in the Consolidated Statement of Operations and Consolidated Statement of Cash Flows as Interest on subsequent close of private investment funds.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving corporate loans and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statements of Operations. As of September 30, 2025, the Fund received $152,437 in commitment fees. As of September 30, 2025, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $68,900,168 and a fair value amount of $144,803 representing 0.02% of net assets. The negative fair value is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Accordion Partners LLC	First Lien Delay Draw	$763,122	$4,799
Accordion Partners LLC	First Lien Revolver	608,696	—
Allied Power Group, LLC	First Lien Delay Draw	2,268,134	(5,713)

Notes to Consolidated Financial Statements (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Allied Power Group, LLC	First Lien Revolver	$380,879	$(3,809)
Altissimum	First Lien Delay Draw	642,834	52,797
Ambient Enterprises Holdco LLC	First Lien Revolver	297,872	(3,339)
Arcmont Asset Management - Software	First Lien Delay Draw	1,629,298	91,720
Associations, Inc.	First Lien Delay Draw	178,306	1,783
Associations, Inc.	First Lien Revolver	230,572	—
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,109,375	(5,625)
Badge 21 Midco Holdings LLC	First Lien Revolver	1,344,335	(10,617)
Berry Corporation	First Lien Delay Draw	398,340	(4,030)
Best Version Media Acquisition, LLC	First Lien Revolver	714,286	(4,857)
Bestop, Inc.	First Lien Delay Draw	244,424	(3,184)
Bishop Street Underwriters LLC	First Lien Delay Draw	2,330,455	(14,822)
Blue Bidco Limited	First Lien Revolver	354,430	(4,796)
Blue Point Capital Partners (NSA)	First Lien Delay Draw	249,279	1,040
BNP Associates Buyer, Inc.	First Lien Revolver	308,219	(285)
Chronicle Parent LLC	First Lien Delay Draw	2,040,000	(5,100)
Chronicle Parent LLC	First Lien Revolver	740,741	(1,852)
Coller Credit Backed Loans & Notes, Ltd	First Lien Delay Draw	1,620,082	4,504
Cor Leonis Limited	First Lien Revolver	200,137	(54)
Cornerstone Advisors of Arizona, LLC	First Lien Revolver	555,556	(914)
CRH Healthcare Purchaser, Inc.	First Lien Delay Draw	3,002,155	(15,086)
CRH Healthcare Purchaser, Inc.	First Lien Revolver	1,206,897	(12,069)
Delight Bidco SAS	Unitranche Delay Draw	841,548	63,285
Denali Intermediate Holdings, Inc.	First Lien Revolver	424,172	(4,242)
ECP GOM III, LLC	First Lien Delay Draw	735,294	(1,253)
Electro-Methods, L.P.	First Lien Revolver	1,935,000	(34,539)
Enverus Holdings, Inc.	First Lien Delay Draw	23,356	412
Enverus Holdings, Inc.	First Lien Revolver	77,631	—
EPFS Buyer, Inc.	First Lien Delay Draw	1,981,194	(9,956)
EPFS Buyer, Inc.	First Lien Revolver	1,327,434	(13,274)
Ers Holdings LLC	First Lien Delay Draw	600,000	—
Fontainebleau Miami Mezz Borrower, LLC	First Lien Delay Draw	666,667	380
Fullsteam Operations LLC	First Lien Delay Draw	3,444,231	(17,308)
Fullsteam Operations LLC	First Lien Revolver	1,153,846	(11,538)
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	723
Guava Buyer LLC	First Lien Delay Draw	794,522	(8,025)
Guava Buyer LLC	First Lien Revolver	821,657	(16,433)
HSI Halo Acquisition, Inc.	First Lien Delay Draw	410,780	2,937
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	—
Kidde-Fenwal, LLC	First Lien Delay Draw	2,694,774	(6,575)
Knpak Intermediate III Limited	First Lien Delay Draw	1,086,890	46,825
Knpak Intermediate III Limited	First Lien Revolver	231,177	5,816
LHS Borrower, LLC	First Lien Revolver	1,000,000	(15,000)
Medical Device, Inc.	First Lien Revolver	40,320	(405)
More Cowbell II LLC	First Lien Delay Draw	74,072	560
More Cowbell II LLC	First Lien Revolver	134,279	—
Norvax LLC	First Lien Delay Draw	1,152,333	(16,855)
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	100,000	4,030
NRO Holdings III Corp.	First Lien Delay Draw	1,159,149	(13,169)

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
NRO Holdings III Corp.	First Lien Revolver	$300,000	$(6,374)
OSR Intermediate LLC	First Lien Delay Draw	1,584	14
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(14,064)
PLTFRM Companies, LLC	First Lien Delay Draw	1,389,965	5,665
PLTFRM Companies, LLC	First Lien Revolver	56,140	(146)
PN VIII Holdco SARL	First Lien Delay Draw	272,616	33,889
RCP Nats Purchaser, LLC	First Lien Delay Draw	1,199,483	(13,413)
RCP Nats Purchaser, LLC	First Lien Revolver	843,858	(13,813)
Redwood Services, LP	First Lien Delay Draw	2,170,909	(5,393)
Redwood Services, LP	First Lien Revolver	909,091	(6,609)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	5,557
Riptide Parent LLC	First Lien Revolver	408,163	(2,696)
Salute Mission Critical LLC	First Lien Revolver	135,364	(1,470)
Scottsdale Plaza Resort & Villas	First Lien Delay Draw	399,883	(3,585)
Southland Holdings LLC	First Lien Delay Draw	222,222	(604)
Sumup Holdings Luxembourg	First Lien Delay Draw	1,070,155	106,251
Surgical Center Solutions, LLC	First Lien Delay Draw	2,472,015	6,555
Surgical Center Solutions, LLC	First Lien Revolver	1,169,154	(3,968)
Syndigo LLC	First Lien Revolver	1,481,043	(14,810)
Titan Group NL B.V.	First Lien Delay Draw	636,591	59,612
Togetherwork Holdings, LLC	First Lien Delay Draw	964,143	(2,099)
Upland Software, Inc.	First Lien Revolver	1,666,667	(16,667)
USIC Holdings, Inc.	First Lien Delay Draw	133,708	2,701
USIC Holdings, Inc.	First Lien Revolver	349,462	—
WMG Bryan Dairy Owner, LLC	First Lien Delay Draw	1,064,806	—
Zorro Midco 2 Limited	First Lien Delay Draw	254,177	13,383
		$68,900,168	$144,803

Repurchase Offers

To provide Shareholders with limited liquidity, the Fund is structured as an "interval fund" and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a quarterly basis. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

Borrowing, Use of Leverage

On July 17, 2023, the Fund entered into a senior secured credit facility (the "Secured Credit Facility") with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association ("PNC") as administrative agent and syndication agent and with certain lenders from time to time as parties thereto (the "Lenders"), as subsequently amended on July 10, 2024, March 28, 2025, July 11, 2025 and September 11, 2025 (the "Amendments"), and as further amended, supplemented or modified from time to time. Effective September 11, 2025, the Fund increased the commitment by $100,000,000 (from $150,000,000 to $250,000,000) in an aggregate principal amount. The amount may be increased from time to time upon mutual agreement by the parties, not to exceed $300,000,000. The Secured Credit Facility matures on July 13, 2026.

As of September 30, 2025, the Fund had an outstanding principal balance under the Secured Credit Facility, in the amount of $105,000,000.

For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Secured Credit Facility were $54,808,743, $125,000,000 and 6.71%, respectively, for the 183 days the Secured Credit Facility was used. In addition, the interest rate as of September 30, 2025 on the Secured Credit Facility was 6.43%. For the six-months ended September 30, 2025, the interest on the secured credit facility was $1,997,773.

Notes to Consolidated Financial Statements (Unaudited)

The Fund pays loan origination fees in connection with securing and renewing the Secured Credit Facility. The loan origination fees are presented on the Consolidated Statement of Assets and Liabilities as a direct deduction from the debt liability. These fees are expensed over the corresponding term of the Secured Credit Facility on a straight line basis and not inclusive of the expense limitation agreement discussed below. For the six months ended September 30, 2025, loan origination fees incurred as a result of the Amendments and increased commitment were $266,181. As of September 30, 2025, unamortized loan origination fees were $224,825.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's shareholders. In addition to the risks created by the Fund's use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Segments

The Fund has implemented the accounting guidances issued in Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. Consistent with the principles set forth in ASU No. 2023-07, the CODM consists of the members of Calamos' Investment Committee and Senior Executive Team. The Fund represents a single operating segment, meaning the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's single investment objective, which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's consolidated financial statements. The total return and performance of the Fund is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Note 3 — Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement, (the "Investment Advisory Agreement"), by and between the Fund and the Advisor, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor is entitled to an investment management fee (the "Investment Management Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 1.25%. In addition, pursuant to the sub-advisory agreement between the Advisor and Aksia (the "Sub-Advisory Agreement"), the Advisor pays Aksia a sub-advisory fee (the "Sub- Advisory Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 0.625%. The Investment Management Fee paid to the Advisor will be paid out of the Fund's assets and the Sub-Advisory Fee will be paid by the Advisor out of its Investment Management Fee.

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, until at least April 27, 2027, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund's "Specified Expenses" in respect of each class of the Fund where "Specified Expenses" means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund's annual operating expenses, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub- Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such class (the "Expense Limitation").

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund's estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the "Reimbursement Amount") during any of the previous thirty-six (36) months, but only to the extent that the Fund's estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. The Expense Limitation Agreement will remain in effect until at least April 27, 2027, unless and until the Board approves its renewal, modification or termination. The Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund's obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. For the six months ended September 30, 2025, the Advisor and Sub-Advisor waived their fees and absorbed other expenses totaling $608,658. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Advisor and Sub-Advisor, the Advisor and Sub-Advisor may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund's expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2025, the amount of these potentially recoverable expenses was $2,624,263. Waived fees and absorbed other expenses subject to potential recovery by month of expiration are as follows:

June 2026 - March 2027	$589,825
April 2027 - March 2028	1,425,780
April 2028 - September 2028	608,658
$2,624,263

The Fund has adopted a "Distribution and Shareholder Services Plan" with respect to its Class A, Class C and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A, Class C and Class M, may incur expenses on an annual basis equal to 0.25%, 1.00% and 0.75%, respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a "shareholder service fee." With respect to Class C Shares, up to 0.25% of the fee is characterized as a "shareholder service fee" and the remaining portion is characterized as a "distribution fee." With respect to Class M Shares, the entire fee is characterized as a "distribution fee."

UMB Fund Services, Inc. (the "Administrator") serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the "Custodian"). Under the terms of this agreement, the Custodian will serve as custodian of the Fund's assets.

The Fund has entered into a distribution agreement with Calamos Financial Services, LLC to act as the distributor for the sale of Shares. Calamos Financial Services, LLC is an affiliate of Calamos Advisors LLC. For the six months ended September 30, 2025, Calamos Financial Services, LLC received $2,256, $3,822 and $140 for Class A, Class C and Class M, respectively, as reported in the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements (Unaudited)

During the six months ended September 30, 2025, the Distributor retained no commissions earned on sales of the Fund's Class A shares.

Note 4 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under net asset value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$—	$1,797,379	$4,145,424	$—	$5,942,803
Common Stock	—	—	0	—	0
Corporate Loans	—	70,637,050	737,759,123	—	808,396,173
Exchange Traded Funds	12,066,263	—	—	—	12,066,263
Preferred Stocks	—	—	8,871,113	—	8,871,113
Private Investment Funds	—	—	—	101,239,933	101,239,933
Subordinated Debt	—	—	5,353,706	—	5,353,706
Warrants	—	—	416,887	—	416,887
Short-Term Investments	13,679,651	—	—	—	13,679,651
Total Investments, at fair value	$25,745,914	$72,434,429	$756,546,253	$101,239,933	$955,966,529

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Other Financial Instruments
Forward Contracts	$—	$250,924	$—	$—	$250,924
Total Assets:	$25,745,914	$72,685,353	$756,546,253	$101,239,933	$956,217,453

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2025:

	ASSET-BACKED SECURITIES	CORPORATE LOANS	COMMON STOCK	PREFERRED STOCKS	SUBORDINATED DEBT	WARRANTS
Balance as of March 31, 2025	$5,036,909	$476,713,060	$—	$8,320,187	$6,936,889	$367,001
Transfers In	—	—	—	—	—
Transfers Out	—	—	—	—	—	—
Purchases	—	313,939,160	0	57,392	11,819	—
Sales/Paydowns	(1,259,849)	(51,989,299)	—	—	(1,612,558)	—
Realized Gains (Losses)	—	65,177	—	—	—	—
Accretion	—	515,561	—	—	(1,692)	—
Change in Unrealized Appreciation (Depreciation)	368,364	(1,484,536)	—	493,534	19,248	49,886
Balance as of September 30, 2025	$4,145,424	$737,759,123	$0	$8,871,113	$5,353,706	$416,887

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025.

INVESTMENTS	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS	RANG OF INPUTS		WEIGHTED AVERAGE*		IMPACT ON VALUATION FROM AN INCREASE IN INPUT
Asset-Backed Securities	$4,145,424	Income Approach	Discount Rate	10.92	% to 10.92%	10.92%		Decrease
Corporate Loans	495,966,887	Income Approach	Discount Rate	7.81	% to 17.45%	10.10%		Decrease
	241,792,236	Market Approach	Recent Transaction Price	49.085	to 101.000	98.228		Increase
Common Stock	—	Market Approach	Recent Transaction Price	—	to —	1.00	x	Increase
Preferred Stocks	1,102,499	Market Approach	Multiple	10.63	x to 10.63x	10.63	x	Increase
	7,768,614		Volatility	96.10	% to 96.10%	96.10%		Increase
			Risk-Free Interest Rate	3.66	% to 3.66%	3.66%		Increase
			Estimated Time to Exit (In years)	3.76	to 3.76	3.76		Increase
Subordinated Debt	5,353,706	Income Approach	Discount Rate	3.81	% to 15.00%	8.25%		Decrease
Warrants	144,003	Market Approach	Multiple	5.55	x to 27.68x	10.83	x	Increase
	272,884		Volatility	35.00	% to 96.10%	71.53%		Increase
			Risk-Free Interest Rate	3.60	% to 3.66%	3.62%		Increase
			Estimated Time to Exit (In years)	1.51	to 3.76	2.39		Increase
	$756,546,253

*  The weighted average is calculated based on the fair value at September 30, 2025 for each Investment type and technique.

Note 5 — Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by an investor in the Fund is $2,500 with respect to Class A Shares and

Notes to Consolidated Financial Statements (Unaudited)

Class C Shares, $1,000,000 for Class I Shares and $10,000 with respect to Class M Shares, which stated minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor's net purchase. Class C Shares, Class I Shares and Class M Shares are not subject to front-end sales loads. While Class M Shares are not charged a front-end sales load, if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder's purchase of the Shares.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of tendering shares at NAV. The Board determines the quarterly repurchase offer amount ("Repurchase Offer Amount"), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. The results of the repurchase offers conducted for the six months ended September 30, 2025 are as follows:

Commencement Date	May 2, 2025	August 1, 2025
Repurchase Request	June 2, 2025	September 2, 2025
Repurchase Pricing date	June 2, 2025	September 2, 2025
Net Asset Value as of Repurchase Pricing Date
Class A	$10.72	$10.71
Class C	$10.69	$10.68
Class I	$10.72	$10.71
Class M	$10.72	$10.72
Amount Repurchased
Class A	$—	$533,102
Class C	$—	$—
Class I	$13,041,226	$13,407,742
Class M	$—	$—
Percentage of Outstanding Shares Repurchased
Class A	—%	23.36%
Class C	—%	—%
Class I	2.10%	1.65%
Class M	—%	—%

Note 6 — Investment Transactions

For the six months ended September 30, 2025, purchases net of unfunded commitments and sales of investments, excluding short-term investments, were $408,734,334 and $78,161,827, respectively.

Note 7 — Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Note 8 — Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the six months ended September 30, 2025 in order to hedge portfolio currency risk. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty's potential inability to fulfill the terms of the contract. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and is subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. The fair values of derivative instruments as of September 30, 2025, and the realized and unrealized gain (loss) during the six months ended September 30, 2025 by risk category are as follows:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
		ASSET DERIVATIVES	LIABILITY DERIVATIVES
STATEMENT OF ASSET AND LIABILITIES LOCATION	DERIVATIVES INSTRUMENTS	VALUE	VALUE
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$250,924	$—
Total		$250,924	$—

AMOUNT OF NET REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$(2,613,284)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$(90,113)

The quarterly average volumes of derivative instruments as of September 30, 2025 are as follows:

DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts (as represented by market value)	$(57,490,838)

Note 9 — Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

A fund mitigates credit risk with respect to over the counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

Notes to Consolidated Financial Statements (Unaudited)

It is the Fund's policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2025, the Fund is subject to master netting arrangements for forward foreign currency exchange contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2025.

	UNREALIZED APPRECIATION/DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNT	GROSS AMOUNT OFFSETT IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS*	CASH COLLATERAL PLEDGED*	NET AMOUNT
Assets:
	Bank of America	$250,924	$—	$250,924	$	$—	$250,924
Total Assets		$250,924	$—	$250,924	$	$—	$250,924

*  Amounts relate to master netting agreements and collateral agreements which have been determined by the Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 — Private Investment Funds

The following table represents unfunded commitments and redemption restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025:

SECURITY DESCRIPTION	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE	ORIGINAL ACQUISITION DATE
ACM ASOF VIII 757 Feeder LLC	$—	Not permitted	N/A	$1,160,473	$1,617,582	6/24/2024
Arena Secondaries and Liquidity Solutions, LP	298,314	Not permitted	N/A	567,178	899,608	12/31/2024
BP Holdings Zeta LP	—	Not permitted	N/A	1,875,559	1,962,368	11/30/2023
BPC Opportunities Fund V LP	5,540,644	Not permitted	N/A	4,459,356	5,626,505	3/31/2025
Bridgepoint Credit Opportunities III "A" LP	576,671	Not permitted	N/A	315,457	1,280,424	10/31/2023
CCS Co-Investment Vehicle 1 LP Incorporated	1,198,200	Not permitted	N/A	1,349,824	1,997,679	3/26/2024
CCS Co-Investment Vehicle 2 LP Incorporated	1,887,258	Not permitted	N/A	4,112,742	5,242,145	12/18/2024
Cedar Holdings LP	10,300,798	Not permitted	N/A	4,781,181	4,605,257	9/30/2025
CL-EA Co-Investment Opportunities I, L.P.	—	Not permitted	N/A	1,902,051	2,544,315	5/31/2024
Dawson Portfolio Finance 5 LP	349,062	Not permitted	N/A	504,372	621,081	8/25/2023
Delta Commercial Funding (Cayman), L.P.	84,000	Not permitted	N/A	5,128,880	5,131,973	12/31/2024
Eagle Point SRT Co-Invest I LP	—	Not permitted	N/A	1,000,000	1,008,552	6/21/2023
Landmark Acquisition Fund 57 Wrigley LP	1,314,198	Not permitted	N/A	1,715,579	2,415,231	5/31/2024
Locust Point Senior Mortgage Fund, L.P.	1,138,668	Not permitted	N/A	5,361,332	6,617,514	9/30/2024
Mavik Real Estate Special Opportunities VS2, LP	7,500,000	Not permitted	N/A	—	192,537	8/14/2025
RXR Park Row Aksia JV LLC	—	Not permitted	N/A	4,864,994	4,864,994	7/14/2025
Sima Holdings LP	1,883,662	Not permitted	N/A	7,145,830	8,552,868	11/7/2024
Stone Point Credit Income Fund	—	Quarterly	N/A	20,000,000	20,000,000	9/24/2025
T. Rowe Price OHA Select Private Credit Fund	—	Quarterly	29 days	10,900,000	10,631,302	3/4/2024
TPG Twin Brook Capital Income Fund	—	Quarterly	28 days	4,900,000	4,880,791	1/23/2024
Treville Capital Solutions Fund LP	—	Not permitted	N/A	8,550,012	10,547,207	5/15/2025
	$32,071,775			$90,594,820	$101,239,933

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Note 11 — Affiliated Issuers

The table below reflects transactions with entities advised or sponsored by the Sub-Adviser as of September 30, 2025:

NAME OF ISSUER	SHARES/ PRINCIPAL AMOUNT END OF PERIOD	VALUE BEGINNING OF MARCH 31, 2025	ADDITIONS	REDUCTIONS	NET REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE END OF SEPTEMBER 30, 2025	DIVIDEND INCOME	INTEREST INCOME
Private Investment Funds
RXR Park Row Aksia JV LLC	N/A*	$—	$4,975,000	$(110,006)	$—	$—	$4,864,994	$—	$—
	N/A	$—	$4,975,000	$(110,006)	$—	$—	$4,864,994	$—	$—

*  Investment does not issue shares.

Note 12 — Subsequent Events

In preparing these consolidated financial statements for the six months ended September 30, 2025, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Risk Factors

An investment in the Fund involves a high degree of risk and other considerations and, therefore, should be undertaken only by investors capable of evaluating the risks of the Fund and bearing the risks it represents. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see "Types of Principal Investments and Related Risks" in the Fund's prospectus.

•  Unlike most closed-end funds, the Fund's Shares will not be listed on any securities exchange;

•  Although the Fund has implemented a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;

•  The capital markets may experience periods of disruption and instability, including as a result of events such as geopolitical events, natural disasters, or widespread pandemics or other adverse public health developments. Such market conditions may materially and adversely affect debt and equity capital markets, which may have a negative impact on the Fund's investments, business, and operations;

•  The Fund is exposed to risks associated with changes in interest rates;

•  The Fund's investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk are generally considered speculative and may be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws;

•  Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals or of third- party contractual customers of such counterparties;

•  The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange;

•  The Fund may invest in private investment funds, which are not registered as investment companies under the 1940 Act. Investments in such private funds, which may include unfunded capital commitments, or amounts that the Fund has committed to invest in a given private fund but which have not yet been called by the general partner of that fund, are subject to certain risks. These include, among others, risks related to indirect fees as well as the valuation and liquidity of the underlying private fund. While investments in private funds may in certain instances be fair valued at NAV as a practical expedient in accordance with GAAP, there is a risk that such investments may sell at a value different from their reported NAV. Additionally, the Fund may be required to liquidate other portfolio investments, potentially at inopportune times, in order to obtain the cash needed to satisfy its obligations with respect to a capital call in connection with any such investments;

•  The Fund's investments in certain portfolio companies may be risky. For the Fund's investments in senior secured lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal;

•  The Fund's investments may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "high yield" or "junk," have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and may be particularly susceptible to economic downturns, which could cause losses;

•  Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

•  The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests;

•  Non-U.S. securities may be traded in undeveloped, inefficient, and less liquid markets and may experience greater price volatility and changes in value — changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

•  There is no assurance that the Fund's investment objectives will be achieved; and

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Risk Factors

•  To qualify and remain eligible for the special tax treatment accorded to RICs under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if it can sustain a complete loss of its investment.

Calamos Investments® Privacy Policy

At Calamos Investments, we are committed to conducting ourselves with total integrity and to the highest standards of prudent business practice. Your financial privacy is an important part of these activities. Our Privacy Policy outlines the steps we take to protect your personal information. Preserving your trust and confidence reflects our dedication to maintaining long-term client relationships.

Why It Is Important We Share Our Privacy Policy

We believe that maintaining the privacy of your personal financial information is an essential piece of the service that we provide. This Privacy Policy explains how Calamos Investments handles your personal financial information, and the procedures that we follow to ensure your privacy.

What Types of Personal Information Does Calamos Investments Collect?

We collect information about you to help serve your financial needs, provide customer service, and fulfill various legal and regulatory requirements. The type of information that we collect from you will vary based upon the product or service that we provide, and may include:

•  Information included on applications, questionnaires, new account forms and other related forms such as your name, address, Social Security number, assets and income;

•  Information about your transactions with us such as purchases, sales, account balances, and bank account information;

•  Information provided or captured on our website; including any information captured on our website through the use of "cookies".

How Does Calamos Investments Share Your Information?

First and foremost, Calamos Investments does not sell lists of client information, nor do we disclose client information to marketing companies, with the exception of companies we may hire to provide specific services for us, as described below. We do not disclose any of the information described above to anyone, except as provided by law. Specifically, Calamos Investments may share non-public personal information with our affiliates in the course of processing transactions, managing accounts on your behalf, or to inform you of products or services that we believe may be of interest to you. Additionally, we may share non-public personal information with the following types of third parties:

•  Our financial service providers such as custodians and transfer agents; and

•  Non-financial companies under servicing or joint marketing agreements, such as printing firms and mailing firms that may assist us in the distribution of investor materials.

In all cases, your information is strictly protected. These third parties are bound by law or by contract to use your information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. This policy applies to current and former clients. If you access our services or products through another financial intermediary, such as a wrap fee sponsor, your intermediary's policy will govern how it uses your personal information.

Your Right to Opt Out

Calamos Investments does not sell or distribute non-public information to third parties, except as provided above. If, in the future, our policies were to change, you would be notified and provided an opportunity to opt out of our disclosing that information. That is, you could tell us not to disclose the information to any other person or entity at any time. Also, if our policies were to change in the future and you are in a state that requires opting in to the sharing of your non-public information (such as Colorado, Connecticut or Virginia), you would be notified and asked to opt in.

Calamos Investments does not discriminate against clients who exercise any privacy rights, nor do we discriminate in responding to client requests for access to or deletion of their personal information.

How We Keep Your Information Secure and Confidential

In order to further protect you, Calamos Investments maintains strict internal security measures and monitors where your personal data is held. We restrict access to your personal and account information to those employees who need to know that information to service your account. We also maintain physical, electronic and procedural safeguards that comply with industry standards to guard our non-public personal information.

To protect your accounts online, encryption technology — such as Transport Layer Security — is used to prevent unauthorized access. Before accessing your accounts online, you are required to provide verification of who you are and a password/PIN number. We request your help in this process by keeping your identification information and password/PIN number private and restricting access to your personal computer.

As a client of Calamos Investments, you can rely on our commitment to protect your personal information and privacy.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Calamos Investments® Privacy Policy

CALAMOS COMPANIES PROVIDING THIS NOTICE:

•  Calamos Advisors LLC

•  Calamos Advisors Trust

•  Calamos Financial Services LLC

•  Calamos Investment Trust

•  Calamos Wealth Management LLC

•  Calamos Convertible Opportunities and Income Fund

•  Calamos Convertible and High Income Fund

•  Calamos Dynamic Convertible and Income Fund

•  Calamos Global Dynamic Income Fund

•  Calamos Global Total Return Fund

•  Calamos Strategic Total Return Fund

•  Calamos Global Opportunities Fund LP

•  Calamos Long/Short Equity & Dynamic Income Trust

•  Calamos ETF Trust

•  Calamos Antetokounmpo Asset Management LLC

•  Calamos Aksia Alternative Credit and Income Fund

•  Calamos Aksia Private Equity and Alternatives Fund

Other Information (Unaudited)

Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended September 30, 2024, or if subsequently determined to be different, the net capital gains of such year.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

CAPIX can unlock the full spectrum of private credit

Many private credit registered funds have a narrow focus on US direct lending, whereas CAPIX sources investment opportunities across the global private credit universe — providing opportunities for enhanced income and portfolio diversification, as market conditions change.

AKSIA'S SOURCING COVERAGE EXTENDS ACROSS
THE GLOBAL PRIVATE CREDIT UNIVERSE

Before investing, carefully consider a fund's investment objectives, risks, charges and expenses. Please see the prospectus containing this and other information or call 866-363-9219. Please read the prospectus carefully. Performance data represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted.

Diversification and asset allocation do not guarantee a profit or protection against a loss. Investments in alternative strategies may not be suitable for all investors.

Fund holdings are subject to change daily. The Funds are actively managed. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 888.882.8829, by visiting the Calamos Web site at www.calamos.com, by writing Calamos Aksia Alternative Credit and Income Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212. The Fund's proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 888.882.8829

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

INVESTMENT SUB-ADVISOR:
Aksia LLC
New York, NY 10022

CUSTODIAN:
UMB Bank, n.a
Kansas City, MO

TRANSFER AGENT / ADMINISTRATIVE SERVICES:
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
888.882.8829

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
Philadelphia, PA

LEGAL COUNSEL:
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste 2000
Philadelphia, PA 19103

HOW TO INVEST IN CAPIX

Unlike most private asset funds, Calamos Aksia Alternative Credit and Income Fund does not require investor accreditation or qualification requirements. Investors can easily purchase fund shares on a daily basis.

Contact us to learn more:

866.363.9219

caminfo@calamos.com

www.acprivatemarkets.com/capix

Calamos Financial Services LLC, Distributor
2020 Calamos Court | Naperville, IL 60563-2787
866.363.9219 | www.calamos.com | caminfo@calamos.com

© 2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

© 2025 Aksia LLC. All Rights Reserved. Aksia® is a registered trademark of Aksia LLC.

ACISAR 3083 093025

ITEM 1(b). Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) The complete schedule of investments is included in the financial statements filed under Item 1 of the N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	The information required by this Item 13 is only required in an annual report on this Form N-CSR.

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The information required by this Item 14 is only required in an annual report on this Form N-CSR.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activity.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3)(i) Certification of Principal Financial Officer.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Aksia Alternative Credit and Income Fund

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 3, 2025

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 3, 2025

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 3, 2025